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BLUE CHIP
CASH MANAGEMENT
DISCOVERY
FOCUSED EQUITY
GOVERNMENT
GROWTH
HIGH YIELD
INTERNATIONAL SECURITIES
INVESTMENT GRADE
TARGET MATURITY 2007
TARGET MATURITY 2010
TARGET MATURITY 2015
UTILITIES INCOME

SEMIANNUAL REPORT
June 30, 2000



Market Overview
FIRST INVESTORS LIFE SERIES FUND

Dear Investor:

We are pleased to present this Market Overview for the semi-annual report for the First Investors Life Series Fund for the six-month period ended June 30, 2000.*

The Economy

The U.S. economy, now in its tenth year of expansion, continued its solid performance during the period, with the gross domestic product
(GDP) growing by 5.0% on an annualized basis. The unemployment rate fell to 4.0% in June, near a 30-year low. Consumer confidence remained high as personal income continued to grow. Durable goods orders (for airplanes, computers, etc.) and industrial production continued to rise.

The rate of inflation began to trend slightly higher, although remaining benign by historical standards. The consumer price index, a broad inflation gauge, increased 3.7% during the 12 months ending June 2000, but only 2.4% excluding the volatile food and energy components. The primary inflation story was the approximately 45% increase in the price of oil during the first six months of the year. In the labor market, the inflationary impact of rising wages was largely offset by the continued improvement in productivity that has characterized much of the current economic expansion.

Against this backdrop, the Federal Reserve ("the Fed") continued to tighten monetary policy based upon its concerns about the pace of economic growth (fourth quarter 1999 and first quarter 2000 growth exceeded 6.5%) and the tight labor market. In all, the Fed raised short-term interest rates three times during the review period, accounting for a total of 100 basis points (1%).

The Equity Market

The first three months of 2000 were very bumpy for equity investors. Encouraged by the smooth transition into the new century, investors flooded the market with cash that had been hoarded in anticipation of Y2K computer difficulties. The market surged in early January, before quickly coming back down to earth and ending the month with its worst January performance since 1990. The market continued to gyrate up and down for much of the first quarter of 2000, and ultimately posted a positive return of 2.3% for the quarter, as measured by the Standard & Poor's 500 Index. Investors continued to chase after technology stocks, and the Nasdaq market again had strong returns, posting a 12.4% gain. As remarkable as the first quarter volatility was, it seems merely to have been a precursor of the three month roller coaster ride that took place in the second quarter of 2000.



Market Overview (continued)
FIRST INVESTORS LIFE SERIES FUND

Macro-economic concerns, such as inflation and rising interest rates, weighed heavily on the market during the second quarter. Amid the volatility, investors initially gravitated toward safety, moving into pharmaceutical, utilities, consumer and food stocks. Technology and retail stocks, however, were shunned and did not fare as well. The Nasdaq was particularly hard hit early in the second quarter. By May 20th, the Nasdaq Composite Index had fallen 37% from its March 10th high of 5,048. It then reversed course and posted one of its best months ever in June, gaining 16%. These short-term ups-and-downs resulted in a 13% drop for the second quarter and a 2.5% decline for the first half of 2000. However, from a longer term viewpoint, the Nasdaq was up a very strong 48% over the past 52 weeks. The broader Standard & Poor's 500 Index did not suffer the severe swings of the technology heavy Nasdaq, but it did drop from its closing high of 1,527.46 on March 24, 2000 to 1,356.56 on April 14, 2000, a fall of 11%. The Index finished the quarter off 3% and down 1% for the first half of 2000. Despite this extreme volatility, the first-half of the year ended with the equity market on an upswing, posting a strong performance in June as technology stocks picked up some momentum.

The Bond Market

The economy's continued good health and the Fed's attempts to cool the economy produced mixed results for the bond market during the first half of the year. Short-term interest rates rose with two-year Treasury note yields increasing from 6.21% at year-end to 6.36% on June 30. The increase in rates was primarily attributable to the Fed's ongoing tightening of the money supply. Conversely, long-term interest rates fell slightly after reaching their highest level since 1997 in January. The ten-year Treasury note yield dropped from 6.44% at year-end 1999 to 6.03% as of June 30. This rate decline occurred despite the solid economy and the Fed's actions largely because of the U.S. budget surplus. Driven by the strong economy of recent years, tax collections have increased, producing a budget surplus estimated at $211 billion for 2000 and $1.3 trillion over the next ten years. The Federal government's good fortune has helped shrink the supply of U.S. Treasury debt. Issuance of new Treasury securities has slowed and the Treasury has begun buying back debt in the open market. If the economy continues to steam ahead, some optimistic analysts have predicted that all public debt (U.S. Treasury and municipal bonds) could be eliminated by 2012.

The decrease in Treasury debt helped trigger an unusual occurrence in the bond market. Normally, interest rates on bonds with longer maturities are higher than interest rates on bonds with shorter maturities due to the former's greater interest rate risk. However, in recent months, the interest rates on longer maturity Treasury bonds have fallen below those of shorter maturities, causing the yield curve to invert. While the Fed has raised short-term rates, long-term Treasury rates have fallen due to the scarcity of high-quality bonds. However, the decline in long-term interest rates has been limited to public debt. In the private debt markets (corporate bonds, mortgage-backed bonds, etc.), long-term yields have remained high, reflecting the strong economy and inflation concerns.



Among the different sectors of the bond market, Treasury securities (particularly long-term debt) provided the highest returns during the first six months. The municipal bond sector was the second best performing sector, with new issuance down 22% versus the same period of 1999, as the strong economy helped decrease the need for municipalities to issue debt. In the mortgage-backed bond sector, investors also benefited from a decline in issuance as well as an excellent prepayment environment, as refinancings declined but home sales remained high. In the investment grade corporate bond sector, the active Fed, "event risk" (mergers and other actions taken by companies to improve their stock price), the inverted yield curve, and heavy supply (June was the heaviest month in the history of corporate bond issuance) converged to produce disappointing results. However, higher-rated issues fared better than lower-rated credits. The high yield bond segment posted the weakest returns in the bond market due to the factors which adversely affected the investment grade corporate bond market, plus rising default rates and lack of investor demand due to better returns in other asset classes.

Looking Ahead

Going forward, the Fed may raise interest rates once or twice more in an effort to slow the economy's momentum. The Fed took no action at its meeting at the end of June, but maintained a bias to raise rates. For the equity market, we remain optimistic that solid economic fundamentals and healthy corporate profits may produce positive returns for the second half of 2000. In the bond market, it appears that long-term rates most likely peaked in January. Rates may move somewhat higher from current levels until the Fed concludes its rate increases. The conclusion of Fed tightening, coupled with a slowing economy, could create a catalyst for a bond market rally by the end of the year.

Because it is impossible to predict the future direction of the markets, even over the short term, there are certain basic investment principles that we encourage our clients to follow to reduce exposure to risk.** First, we encourage clients to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our



Market Overview (continued)
FIRST INVESTORS LIFE SERIES FUND

clients to diversify their portfolios among stock, bond and money market portfolios. Third, we encourage our shareholders to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. If you use dollar cost averaging, you should consider your ability to continue purchases through periods of declining prices.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ PATRICIA D. POITRA

Patricia D. Poitra
Director of Equities
First Investors Management Company, Inc.


/S/ CLARK D. WAGNER

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

July 31, 2000



 * The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts issued by First Investors Life Insurance Company. The reports do not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

** There are a variety of risks associated with investing in all variable life and annuity subaccounts. For the stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts, such as small-cap, global and international subaccounts. For the bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole. You should consult your prospectus for a precise explanation of the risks associated with your subaccounts.




Portfolio of Investments
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--96.9%
                 Basic Materials--2.1%
     60,200      Air Products & Chemicals, Inc.                                 $ 1,854,913       $   64
     62,200      Alcoa, Inc.                                                      1,803,800           62
     24,800      Du Pont (E.I.) de Nemours & Company                              1,085,000           37
     35,300      Praxair, Inc.                                                    1,321,544           45
--------------------------------------------------------------------------------------------------------
                                                                                  6,065,257          208
--------------------------------------------------------------------------------------------------------
                 Capital Goods--5.5%
    204,000      General Electric Company                                        10,812,000          371
     52,500    * Lear Corporation                                                 1,050,000           36
     51,400      Tyco International, Ltd.                                         2,435,075           84
     29,500      United Technologies Corporation                                  1,736,813           60
--------------------------------------------------------------------------------------------------------
                                                                                 16,033,888          551
--------------------------------------------------------------------------------------------------------
                 Communication Services--5.4%
     93,800      Bell Atlantic Corporation                                        4,766,212          164
     31,400      GTE Corporation                                                  1,954,650           67
     56,400    * Qwest Communications International, Inc.                         2,802,375           96
    135,400    * WorldCom, Inc.                                                   6,211,475          213
--------------------------------------------------------------------------------------------------------
                                                                                 15,734,712          540
--------------------------------------------------------------------------------------------------------
                 Consumer Cyclicals--5.8%
     16,900      Circuit City Stores - Circuit City Group                           560,868           19
     58,000    * Costco Wholesale Corporation                                     1,914,000           66
     51,600      Home Depot, Inc.                                                 2,576,775           89
    172,600      Mattel, Inc.                                                     2,276,163           78
     74,000      McGraw-Hill Companies, Inc.                                      3,996,000          137
     97,900      Wal-Mart Stores, Inc.                                            5,641,488          194
--------------------------------------------------------------------------------------------------------
                                                                                 16,965,294          583
--------------------------------------------------------------------------------------------------------
                 Consumer Staples--11.3%
     57,700      Anheuser-Busch Companies, Inc.                                   4,309,469          148
    297,800    * AT&T Corporation - Liberty Media Group - Class "A"               7,221,650          248
     56,700    * Clear Channel Communications, Inc.                               4,252,500          146
     62,600      McDonald's Corporation                                           2,061,888           71
    107,800      PepsiCo, Inc.                                                    4,790,362          165
     35,300    * Safeway, Inc.                                                    1,592,913           55
     55,600      Time Warner, Inc.                                                4,225,600          145
     29,100    * U.S. Home & Garden, Inc.                                            94,575            3
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Consumer Staples (continued)
     21,300      Unilever NV - NY Shares (ADR)                                  $   915,900       $   31
     29,200    * Viacom, Inc. - Class "B"                                         1,991,075           68
     39,800      Walt Disney Company                                              1,544,738           53
--------------------------------------------------------------------------------------------------------
                                                                                 33,000,670        1,133
--------------------------------------------------------------------------------------------------------
                 Energy--7.1%
     14,100      Chevron Corporation                                              1,195,855           41
    153,900      EOG Resources, Inc.                                              5,155,650          177
     66,133      Exxon Mobil Corporation                                          5,191,441          178
     50,000      Halliburton Company                                              2,359,375           81
     24,300      Kerr-McGee Corporation                                           1,432,181           49
     41,300      Noble Affiliates, Inc.                                           1,538,425           53
     11,800    * Santa Fe Snyder Corporation                                        134,225            5
    113,300      Union Pacific Resources Group, Inc.                              2,492,600           86
     44,000      USX-Marathon Group                                               1,102,750           38
--------------------------------------------------------------------------------------------------------
                                                                                 20,602,502          708
--------------------------------------------------------------------------------------------------------
                 Financial--9.8%
     68,000      American International Group, Inc.                               7,990,000          274
    130,300      Capital One Financial Corporation                                5,814,638          200
     42,300      Charles Schwab Corporation                                       1,422,337           49
    119,700      Citigroup, Inc.                                                  7,211,925          248
     21,000      Fannie Mae                                                       1,095,938           38
     36,800      Freddie Mac                                                      1,490,400           51
     41,200      Morgan Stanley Dean Witter & Company                             3,429,900          118
--------------------------------------------------------------------------------------------------------
                                                                                 28,455,138          978
--------------------------------------------------------------------------------------------------------
                 Healthcare--8.8%
     26,900      Abbott Laboratories                                              1,198,731           41
     61,200    * Amgen, Inc.                                                      4,299,300          148
     23,800      Becton, Dickinson & Company                                        682,763           23
     80,700      HCA - The Healthcare Corporation                                 2,451,263           84
     36,700      Johnson & Johnson                                                3,738,813          128
     71,800      Medtronic, Inc.                                                  3,576,538          123
     89,200      Merck & Company, Inc.                                            6,834,950          235
     54,800      Schering-Plough Corporation                                      2,767,400           95
--------------------------------------------------------------------------------------------------------
                                                                                 25,549,758          877
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Technology--38.3%
     58,000    * Advanced Micro Devices, Inc.                                   $ 4,480,500        $ 154
      9,500    * Agilent Technologies, Inc.                                         700,625           24
     45,000    * Altera Corporation                                               4,587,188          158
     34,800    * Analog Devices, Inc.                                             2,644,800           91
     36,000    * Apple Computer, Inc.                                             1,885,500           65
     60,600    * Applied Materials, Inc.                                          5,491,875          189
     35,700      Autodesk, Inc.                                                   1,238,344           43
     16,100    * Catalina Marketing Corporation                                   1,642,200           56
     35,500    * CIENA Corporation                                                5,917,406          203
    133,400    * Cisco Systems, Inc.                                              8,479,238          291
     57,000      Compaq Computer Corporation                                      1,457,062           50
     59,100    * Dell Computer Corporation                                        2,914,368          100
     62,000    * EMC Corporation                                                  4,770,125          164
     22,100    * Entrust Technologies, Inc.                                       1,828,775           63
     37,100      Ericsson (L.M.) Telephone Company (ADR) - Class "B"                742,000           25
     27,400    * Exodus Communications, Inc.                                      1,262,112           43
     14,500    * Gateway, Inc.                                                      822,875           28
     67,300      Intel Corporation                                                8,997,169          308
     29,300      International Business Machines Corporation                      3,210,181          110
    134,100    * Jabil Circuit, Inc.                                              6,654,713          229
     74,700    * LSI Logic Corporation                                            4,043,137          139
     29,000      Lucent Technologies, Inc.                                        1,718,250           59
     63,800    * Microsoft Corporation                                            5,104,000          175
    121,500      Nokia Corporation (ADR) - Class "A"                              6,067,406          208
     72,500    * Oracle Corporation                                               6,094,530          209
     58,400    * PeopleSoft, Inc.                                                   978,200           34
     12,400    * PMC-Sierra, Inc.                                                 2,203,325           76
    116,000    * Robotic Vision System, Inc.                                      2,088,000           72
     28,900    * Sun Microsystems, Inc.                                           2,628,094           90
     51,400    * Sungard Data Systems, Inc.                                       1,593,400           55
     65,600    * Symantec Corporation                                             3,538,300          122
     62,200    * Teradyne, Inc.                                                   4,571,700          157
     14,500    * Vitesse Semiconductor Corporation                                1,066,655           37
--------------------------------------------------------------------------------------------------------
                                                                                111,422,053        3,827
--------------------------------------------------------------------------------------------------------
                 Transportation--.5%
     58,400      Burlington Northern Santa Fe Corporation                         1,339,550           46
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
   Shares or                                                                                    For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Utilities--2.3%
    107,200      Enron Corporation                                             $  6,914,400      $   237
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $180,235,214)                                282,083,222        9,688
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--1.5%
   $  4,300M     Ford Motor Credit Co., 6.72%, 7/5/00
                   (cost $4,296,786)                                              4,296,786          148
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $184,532,000)                    98.4%         286,380,008        9,836
Other Assets, Less Liabilities                                     1.6            4,760,296          164
--------------------------------------------------------------------------------------------------------
Net Assets                                                       100.0       % $291,140,304      $10,000
========================================================================================================

* Non-income producing

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
June 30, 2000

---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
   Principal                                                                       Interest                $10,000 of
      Amount     Security                                                              Rate*       Value   Net Assets
---------------------------------------------------------------------------------------------------------------------
                 CORPORATE NOTES--90.8%
      $ 400M     Anheuser-Busch Cos., Inc., 9/11/00                                    6.53%   $ 394,755        $ 479
        440M     Baltimore Gas & Electric Co., 8/3/00                                  6.60      437,338          531
        250M     Donnelley (R.R.) & Sons Co., 12/1/00                                  6.66      252,464          306
        400M     Du Pont (E.I.) de Nemours & Co., 7/20/00                              6.50      398,622          484
        400M     Eastman Kodak Co., 7/27/00                                            6.55      398,092          483
        250M     Ford Motor Credit Co., 7/6/00                                         6.70      249,767          303
        170M     Ford Motor Credit Co., 11/8/00                                        6.52      169,812          206
        400M     General Electric Capital Corp., 8/18/00                               6.54      396,501          481
        300M     Heinz, H.J. Co., 7/6/00                                               6.54      299,726          364
        350M     Illinois Tool Works, Inc., 7/27/00                                    6.54      348,344          423
        250M     International Business Machines Corp.,
                 8/7/00                                                                6.25      249,933           30
        315M     Laclede Gas Co., 8/24/00                                              6.63      311,866          378
        400M     McCormick & Co., Inc., 7/5/00                                         6.54      399,709          485
        100M     McDonald's Corp., 11/15/00                                            6.74      100,703          122
        400M     McGraw-Hill, Inc., 7/31/00                                            6.56      397,800          483
        300M     Merrill Lynch & Co., Inc., 8/7/00                                     6.54      297,981          362
        255M     National Rural Utilities Cooperative
                   Finance Corp., 12/4/00                                              6.65      247,618          300
        100M     New York Times Co., Inc., 7/25/00                                     6.55       99,560          121
        250M     New York Times Co., Inc., 8/3/00                                      6.53      248,497          302
        110M     Paccar Financial Corp., 2/15/01                                       6.95      109,722          133
        150M     Paccar Financial Corp., 2/15/01                                       6.97      149,550          182
        400M     Prudential Funding Corp., 7/6/00                                      6.53      399,634          485
        250M     Sara Lee Corp., 7/14/00                                               6.40      249,931          303
        325M     Texaco, Inc., 7/7/00                                                  6.52      324,645          394
        351M     Wal-Mart Stores, Inc., 7/15/00                                        6.18      351,362          426
        200M     Walt Disney Co., 3/30/01                                              7.40      198,524          241
---------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $7,482,456)                                               7,482,456        9,080
---------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
   Principal                                                                       Interest                $10,000 of
      Amount     Security                                                              Rate*       Value   Net Assets
---------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS--6.0%
      $ 300M     Freddie Mac, 1/26/01                                                  7.11%  $  296,714      $   360
        200M     Freddie Mac, 7/13/01                                                  7.02      200,000          243
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $496,714)                                496,714          603
---------------------------------------------------------------------------------------------------------------------
                 FLOATING RATE NOTES--9.7%
        400M     AT&T Corp., 3/8/01                                                    6.58      399,973          485
        400M     First Union National Bank, 10/27/00                                   7.48      400,000          485
---------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $799,973)                                               799,973          970
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $8,779,143)                                         106.5%    8,779,143       10,653
Excess Of Liabilities Over Other Assets                                               (6.5)     (538,320)        (653)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $8,240,823      $10,000
=====================================================================================================================

  * The interest rates shown for the corporate notes and the U.S.
    Government agency obligations are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically; the interest rates shown are the rates that were in effect at June 30, 2000.

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--85.3%
                 Basic Materials--3.7%
     32,600    * Astec Industries, Inc.                                          $  827,225        $  50
     60,300      Cabot Corporation                                                1,643,175           99
    184,300    * ChiRex, Inc.                                                     3,686,000          224
--------------------------------------------------------------------------------------------------------
                                                                                  6,156,400          373
--------------------------------------------------------------------------------------------------------
                 Capital Goods--3.4%
     93,400      Applied Power, Inc. - Class "A"                                  3,128,900          189
     32,500    * Benchmark Electronics, Inc.                                      1,188,280           72
     59,400      Elcor Corporation                                                1,366,200           83
--------------------------------------------------------------------------------------------------------
                                                                                  5,683,380          344
--------------------------------------------------------------------------------------------------------
                 Communication Services--3.7%
     32,600    * Allegiance Telecom, Inc.                                         2,086,400          126
     26,000    * Commonwealth Telephone Enterprises, Inc.                         1,223,625           74
     60,700    * ICG Communications, Inc.                                         1,339,194           81
     83,500    * US LEC Corporation - Class "A"                                   1,419,500           86
--------------------------------------------------------------------------------------------------------
                                                                                  6,068,719          367
--------------------------------------------------------------------------------------------------------
                 Consumer Cyclicals--8.4%
    128,700    * Ames Department Stores, Inc.                                       997,425           60
     85,500    * Electronics Boutique Holdings Corporation                        1,400,062           85
     39,550    * Fossil, Inc.                                                       768,753           47
     91,200      Fred's, Inc. - Class "A"                                         1,641,600           99
     94,600    * Hibbett Sporting Goods, Inc.                                     2,223,100          135
     73,900    * ITT Educational Services, Inc.                                   1,297,868           79
    102,900    * Sunglass Hut International, Inc.                                   845,715           51
    222,100    * THQ, Inc.                                                        2,706,844          163
     62,800    * Tuesday Morning Corporation                                        659,400           40
    136,700      Wolverine World Wide, Inc.                                       1,349,913           82
--------------------------------------------------------------------------------------------------------
                                                                                 13,890,680          841
--------------------------------------------------------------------------------------------------------
                 Consumer Staples--8.3%
    141,300    * AT&T Corporation - Liberty Media Group - Class "A"               3,426,525          208
     64,500    * Cinar Corporation - Class "B"                                      350,718           21
     48,800    * Citadel Communications Corporation                               1,704,950          103
     57,400    * Hain Celestial Group, Inc.                                       2,105,862          127
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Consumer Staples (continued)
     69,300    * Suiza Foods Corporation                                        $ 3,387,038       $  205
     67,400    * Whole Foods Market, Inc.                                         2,784,463          169
--------------------------------------------------------------------------------------------------------
                                                                                 13,759,556          833
--------------------------------------------------------------------------------------------------------
                 Energy--3.5%
     70,800    * Newfield Exploration Company                                     2,770,050          168
     86,400      Santa Fe International Corporation                               3,018,600          183
--------------------------------------------------------------------------------------------------------
                                                                                  5,788,650          351
--------------------------------------------------------------------------------------------------------
                 Financial--4.0%
     58,600      Chittenden Corporation                                           1,432,037           87
    164,900      HCC Insurance Holdings, Inc.                                     3,112,488          188
     76,600      Westamerica Bancorporation                                       2,001,175          121
--------------------------------------------------------------------------------------------------------
                                                                                  6,545,700          396
--------------------------------------------------------------------------------------------------------
                 Healthcare--25.6%
     78,800      Bindley Western Industries, Inc.                                 2,083,275          126
     41,900    * Celgene Corporation                                              2,466,863          149
     29,700    * CONMED Corporation                                                 768,488           47
    151,200      Hooper Holmes, Inc.                                              1,209,600           73
     76,400    * Impath, Inc.                                                     4,144,700          252
     27,700    * Invitrogen Corporation                                           2,083,125          126
     55,100    * IVAX Corporation                                                 2,286,650          138
     40,700      Jones Pharma, Inc.                                               1,625,455           98
    168,180    * Kensey Nash Corporation                                          1,871,003          113
     64,400    * Medicis Pharmaceutical Corporation - Class "A"                   3,670,800          223
     41,000    * Molecular Devices Corporation                                    2,836,688          172
     82,000    * Province Healthcare Company                                      2,962,250          179
     92,800    * Renal Care Group, Inc.                                           2,269,248          137
    111,300    * SangStat Medical Corporation                                     3,213,788          195
     60,600      Teva Pharmaceutical Industries, Ltd. (ADR)                       3,359,513          203
     51,600    * Trigon Healthcare, Inc. - Class "A"                              2,660,625          161
     41,100    * Universal Health Services, Inc. - Class "B"                      2,712,600          164
--------------------------------------------------------------------------------------------------------
                                                                                 42,224,671        2,556
--------------------------------------------------------------------------------------------------------
                 Technology--24.7%
     53,900    * Alpha Industries, Inc.                                           2,374,969          144
     21,300    * Anaren Microwave, Inc.                                           2,795,293          169
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
   Shares or                                                                                    For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Technology (continued)
     55,800    * ASM International NV                                           $ 1,478,700       $   90
     43,400    * Bottomline Technologies, Inc.                                    1,483,738           90
     28,600    * Celeritek, Inc.                                                  1,167,238           71
     66,400    * CommScope, Inc.                                                  2,722,400          165
     22,100    * F.Y.I., Inc.                                                       744,494           45
     51,100    * Flextronics International, Ltd.                                  3,509,930          211
     44,300    * Galileo Technology, Ltd.                                           952,450           58
     37,000    * GSI Lumonics, Inc.                                               1,299,625           79
     29,000    * Mercury Computer Systems, Inc.                                     937,063           57
     46,800    * NICE Systems, Ltd. (ADR)                                         3,612,375          218
     66,100    * Orckit Communications, Ltd.                                      1,991,263          121
     19,500    * PRI Automation, Inc.                                             1,275,117           77
     51,700    * QRS Corporation                                                  1,269,881           77
    184,600    * SAGA SYSTEMS, Inc.                                               2,295,963          139
     44,300    * Symantec Corporation                                             2,389,431          145
     53,000    * Synopsys, Inc.                                                   1,831,813          111
    121,700    * TeleTech Holdings, Inc.                                          3,780,305          228
     37,600      W.W. Grainger, Inc.                                              1,158,550           70
     37,300    * Zebra Technologies Corporation - Class "A"                       1,652,855          100
--------------------------------------------------------------------------------------------------------
                                                                                 40,723,453        2,465
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $104,812,379)                                140,841,209        8,526
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--12.7%
     $7,500M     Florida Power & Light Co., 6.60%, 7/24/00                        7,468,369          452
      6,000M     Ford Motor Credit Co., 6.60%, 7/12/00                            5,987,899          362
      6,000M     Prudential Funding Corp., 6.56%, 7/6/00                          5,994,523          363
      1,600M     Walt Disney Co., 6.54%, 7/7/00                                   1,598,253           97
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $21,049,044)                     21,049,044        1,274
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $125,861,423)                  98.0%           161,890,253        9,800
Other Assets, Less Liabilities                                   2.0              3,304,351          200
--------------------------------------------------------------------------------------------------------
Net Assets                                                     100.0%          $165,194,604      $10,000
========================================================================================================

* Non-income producing

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--76.5%
                 Capital Goods--9.1%
      6,100      General Electric Company                                        $  323,300       $  429
        800    * General Motors Corporation - Class "H"                              70,200           93
      6,200      Tyco International, Ltd.                                           293,725          390
--------------------------------------------------------------------------------------------------------
                                                                                    687,225          912
--------------------------------------------------------------------------------------------------------
                 Communication Services--7.0%
      1,900    * L-3 Communications Holdings, Inc.                                  108,419          144
      3,100    * Nextel Communications, Inc.                                        189,681          252
      5,000    * WorldCom, Inc.                                                     229,375          304
--------------------------------------------------------------------------------------------------------
                                                                                    527,475          700
--------------------------------------------------------------------------------------------------------
                 Consumer Staples--29.0%
     32,600    * AT&T Corporation - Liberty Media Group - Class "A"                 790,550        1,050
      7,700    * Clear Channel Communications, Inc.                                 577,500          766
      6,000    * Comcast Corporation - Spec. Class "A"                              243,000          322
      4,000    * Infinity Broadcasting Corporation                                  145,750          193
      6,291    * Viacom, Inc. - Class "B"                                           428,967          569
--------------------------------------------------------------------------------------------------------
                                                                                  2,185,767        2,900
--------------------------------------------------------------------------------------------------------
                 Financial--9.2%
      6,375      American Express Company                                           332,297          442
      1,400      American International Group, Inc.                                 164,500          218
      1,800      Citigroup, Inc.                                                    108,450          144
        200      M & T Bank Corporation                                              90,000          119
--------------------------------------------------------------------------------------------------------
                                                                                    695,247          923
--------------------------------------------------------------------------------------------------------
                 Healthcare--8.3%
      5,000      Baxter International, Inc.                                         351,563          467
      1,500      Eli Lilly & Company                                                149,813          199
      2,500      Pfizer Corporation                                                 120,000          159
--------------------------------------------------------------------------------------------------------
                                                                                    621,376          825
--------------------------------------------------------------------------------------------------------
                 Technology--13.9%
      5,700    * America Online, Inc.                                               300,675          399
      1,000      Intel Corporation                                                  133,687          177
      1,800      Lucent Technologies, Inc.                                          106,650          142
      2,000    * Microsoft Corporation                                              160,000          212
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
   Shares or                                                                                    For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Technology (continued)
      3,600      Nokia Corporation (ADR) - Class "A"                             $  179,775       $  239
        500    * Oracle Corporation                                                  42,031           56
      1,800      Texas Instruments, Inc.                                            123,638          164
--------------------------------------------------------------------------------------------------------
                                                                                  1,046,456        1,389
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $5,423,495)                                    5,763,546        7,649
--------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT OBLIGATIONS--14.5%
       $150M     U.S. Treasury Bills, 5.87%, 7/6/00                                 149,882          199
        100M     U.S. Treasury Bills, 5.66%, 7/27/00                                 99,600          132
        200M     U.S. Treasury Bills, 6.089%, 8/10/00                               198,702          264
        250M     U.S. Treasury Bills, 5.69%, 8/24/00                                248,007          329
        250M     U.S. Treasury Bills, 5.73%, 9/7/00                                 247,410          328
        150M     U.S. Treasury Bills, 5.67%, 9/21/00                                148,120          197
--------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $1,091,416)                      1,091,721        1,449
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $6,514,911)                         91.0%        6,855,267        9,098
Other Assets, Less Liabilities                                        9.0           680,216          902
--------------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%       $7,535,483      $10,000
========================================================================================================

* Non-income producing

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE GOVERNMENT FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED CERTIFICATES--64.6%
                 Federal Home Loan Mortgage Corporation--7.6%
     $  809M     8.50%, 7/1/2022-9/1/2024                                        $  829,711       $  764
                 Federal National Mortgage Association --22.5%
      1,442M     9%, 6/1/2015-11/1/2026                                           1,487,442        1,371
        877M     11%, 10/1/2015                                                     951,030          876
                 Government National Mortgage Association I
                   Program --34.5%
        996M     7.50%, 2/15/2030                                                   989,883          912
      1,248M     8%, 7/15/2018                                                    1,271,156        1,171
      1,228M     10%, 5/15/2019-8/15/2019                                         1,286,300        1,185
        178M     11.50%, 10/15/2012-5/15/2015                                       195,059          180
--------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $7,186,737)                     7,010,581        6,459
--------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS--17.7%
      1,000M     Federal Home Loan Bank, 5.80%, 9/2/2008                            916,900          845
      1,000M     Tennessee Valley Authority Power Board,
                   7.125%, 5/1/2030                                               1,001,080          922
--------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $1,940,964)                                                               1,917,980        1,767
--------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT OBLIGATIONS--12.2%
      1,000M     U.S. Treasury Notes, 5.25%, 11/15/2028                             885,313          815
        500M     U.S. Treasury Notes, 5.25%, 2/15/2029                              443,750          409
--------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $1,319,759)                      1,329,063        1,224
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--3.9%
        120M     Ford Motor Credit Co., 6.73%, 7/5/2000                             119,910          110
        300M     General Electric Capital Corp., 6.81%, 7/7/2000                    299,660          277
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $419,570)                           419,570          387
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $10,867,030)                        98.4%       10,677,194        9,837
Other Assets, Less Liabilities                                        1.6           177,407          163
--------------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%      $10,854,601      $10,000
========================================================================================================

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--97.0%
                 Aerospace/Defense--.5%
     23,400      United Technologies Corporation                                $ 1,377,675        $  47
--------------------------------------------------------------------------------------------------------
                 Banks--2.9%
     70,498      Citigroup, Inc.                                                  4,247,505          145
     21,400      State Street Corporation                                         2,269,738           77
     66,000      U.S. Bancorp                                                     1,270,500           43
      9,700      Westamerica Bancorporation                                         253,413            9
      7,900      Wilmington Trust Corporation                                       337,725           12
--------------------------------------------------------------------------------------------------------
                                                                                  8,378,881          286
--------------------------------------------------------------------------------------------------------
                 Business Services--3.3%
     25,700      G&K Sevices, Inc.                                                  644,105           22
     30,400      Herman Miller, Inc.                                                786,600           27
     26,800    * IONICS, Inc.                                                       820,750           28
     87,100    * Iron Mountain, Inc.                                              2,961,400          101
     64,200      Manpower, Inc.                                                   2,054,400           70
     19,650    * Tetra Tech, Inc.                                                   449,494           15
     46,756    * United Rentals, Inc.                                               800,697           27
     65,400      Waste Management, Inc.                                           1,242,600           42
--------------------------------------------------------------------------------------------------------
                                                                                  9,760,046          332
--------------------------------------------------------------------------------------------------------
                 Chemicals--.7%
     31,300      Du Pont (E.I.) de Nemours & Company                              1,369,375           46
     12,600      Minerals Technologies, Inc.                                        579,600           20
--------------------------------------------------------------------------------------------------------
                                                                                  1,948,975           66
--------------------------------------------------------------------------------------------------------
                 Communications Equipment--8.1%
     45,900      Bell Atlantic Corporation                                        2,332,294           80
    107,600    * Cisco Systems, Inc.                                              6,839,325          232
     20,200    * CommScope, Inc.                                                    828,200           28
      8,000      Corning, Inc.                                                    2,159,000           74
     19,800    * Digital Microwave Corporation                                      754,875           26
      9,400    * JDS Uniphase Corporation                                         1,126,825           38
     49,536      Lucent Technologies, Inc.                                        2,935,008          100
     63,300      Motorola, Inc.                                                   1,839,655           63
     55,200      Nokia Corporation (ADR) - Class "A"                              2,756,550           94
     15,800      Nortel Networks Corporation                                      1,078,350           37
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Communications Equipment (continued)
     16,800    * Tellabs, Inc.                                                 $  1,149,750        $  39
--------------------------------------------------------------------------------------------------------
                                                                                 23,799,832          811
--------------------------------------------------------------------------------------------------------
                 Computers & Office Equipment--3.7%
     10,200    * Affiliated Computer Services, Inc.                                 337,237           11
     32,900    * Dell Computer Corporation                                        1,622,380           55
     29,800    * EMC Corporation                                                  2,292,738           78
     18,600      Hewlett Packard Company                                          2,322,675           79
     32,800      International Business Machines Corporation                      3,593,650          123
     12,350      Symbol Technologies, Inc.                                          666,900           23
--------------------------------------------------------------------------------------------------------
                                                                                 10,835,580          369
--------------------------------------------------------------------------------------------------------
                 Drugs--8.4%
     13,000    * ALZA Corporation                                                   768,625           26
     61,300      American Home Products Corporation                               3,601,375          123
     59,200    * Genzyme Corporation                                              3,518,700          120
     99,000    * Immunex Corporation                                              4,894,313          167
     21,300      Johnson & Johnson                                                2,169,938           74
     38,600      Merck & Company, Inc.                                            2,957,725          101
     68,475      Pfizer Corporation                                               3,286,800          112
     64,900      Pharmacia Corporation                                            3,354,519          114
--------------------------------------------------------------------------------------------------------
                                                                                 24,551,995          837
--------------------------------------------------------------------------------------------------------
                 Electric Utilities--.3%
     22,200      Montana Power Company                                              783,938           27
--------------------------------------------------------------------------------------------------------
                 Electrical Equipment--2.7%
    126,000      General Electric Company                                         6,678,000          228
     22,700    * Littlefuse, Inc.                                                 1,112,300           38
--------------------------------------------------------------------------------------------------------
                                                                                  7,790,300          266
--------------------------------------------------------------------------------------------------------
                 Electronics--8.8%
     18,900    * Analog Devices, Inc.                                             1,436,400           49
     25,600    * Applied Materials, Inc.                                          2,320,000           79
      9,800    * Broadcom Corporation - Class "A"                                 2,145,588           73
      7,900    * Burr-Brown Corporation                                             684,830           23
     22,600      Dallas Semiconductor Corporation                                   920,950           31
     43,800    * Flextronics International, Ltd.                                  3,008,513          103
     44,800      Intel Corporation                                                5,989,200          205
--------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Electronics (continued)
      9,800    * Lattice Semiconductor Corporation                              $   677,425       $   23
     45,600    * Micron Technology, Inc.                                          4,015,650          137
     45,400    * Novellus Systems, Inc.                                           2,567,938           88
     17,700    * Solectron Corporation                                              741,188           25
     20,500      Texas Instruments, Inc.                                          1,408,094           48
--------------------------------------------------------------------------------------------------------
                                                                                 25,915,776          884
--------------------------------------------------------------------------------------------------------
                 Energy Services--2.4%
     13,000    * Hanover Compressor Company                                         494,000           17
    153,500    * R&B Falcon Corporation                                           3,616,844          124
     37,900      Schlumberger, Ltd.                                               2,828,288           96
--------------------------------------------------------------------------------------------------------
                                                                                  6,939,132          237
--------------------------------------------------------------------------------------------------------
                 Energy Sources--2.4%
     51,900      Exxon Mobil Corporation                                          4,074,150          140
     10,500      Murphy Oil Corporation                                             624,094           21
     39,300      Royal Dutch Petroleum Company - NY Shares (ADR)                  2,419,405           82
--------------------------------------------------------------------------------------------------------
                                                                                  7,117,649          243
--------------------------------------------------------------------------------------------------------
                 Entertainment--.2%
     28,400    * Speedway Motorsports, Inc.                                         653,200           22
--------------------------------------------------------------------------------------------------------
                 Financial Services--2.6%
     78,500      Associates First Capital Corporation                             1,751,530           60
     25,000      Goldman Sachs Group, Inc.                                        2,371,875           81
     17,000    * Investment Technology Group, Inc.                                  723,563           25
     25,100      Merrill Lynch & Company, Inc.                                    2,886,500           98
--------------------------------------------------------------------------------------------------------
                                                                                  7,733,468          264
--------------------------------------------------------------------------------------------------------
                 Food/Beverage/Tobacco--1.9%
     19,000    * Beringer Wine Estates Holdings, Inc. - Class "B"                   670,938           23
     30,700      Coca-Cola Company                                                1,763,330           60
     17,300      Pepsi Bottling Group, Inc.                                         504,944           17
     56,900      PepsiCo, Inc.                                                    2,528,494           86
--------------------------------------------------------------------------------------------------------
                                                                                  5,467,706          186
--------------------------------------------------------------------------------------------------------
                 Health Services--2.9%
     27,200      Cardinal Health, Inc.                                            2,012,800           69
     29,300      IMS Health, Inc.                                                   527,400           18
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Health Services (continued)
     29,600    * Laboratory Corporation of America Holdings                     $ 2,282,848         $ 78
     34,300    * Quest Diagnostics, Inc.                                          2,454,594           84
     11,300      Shared Medical System Corporation                                  824,194           28
      7,000    * Trigon Healthcare, Inc. - Class "A"                                360,938           12
--------------------------------------------------------------------------------------------------------
                                                                                  8,462,774          289
--------------------------------------------------------------------------------------------------------
                 Household Products--.9%
     38,000      Gillette Company                                                 1,327,625           45
     24,000      Procter & Gamble Company                                         1,374,000           47
--------------------------------------------------------------------------------------------------------
                                                                                  2,701,625           92
--------------------------------------------------------------------------------------------------------
                 Insurance--3.5%
     78,300      ACE, Ltd.                                                        2,192,400           75
     31,116      American International Group, Inc.                               3,656,130          125
     32,800      Marsh & McLennan Companies, Inc.                                 3,425,550          117
     33,500      Reinsurance Group of America, Inc.                               1,009,187           34
--------------------------------------------------------------------------------------------------------
                                                                                 10,283,267          351
--------------------------------------------------------------------------------------------------------
                 Machinery & Manufacturing--1.3%
     24,800      Illinois Tool Works, Inc.                                        1,413,600           48
      8,000      Nordson Corporation                                                405,000           14
     43,500      Tyco International, Ltd.                                         2,060,813           70
--------------------------------------------------------------------------------------------------------
                                                                                  3,879,413          132
--------------------------------------------------------------------------------------------------------
                 Media--10.7%
     28,000    * Acxiom Corporation                                                 763,000           26
     65,200    * America Online, Inc.                                             3,439,300          117
    109,500    * American Tower Corporation - Class "A"                           4,564,781          156
    148,400    * AT&T Corporation - Liberty Media Group - Class "A"               3,598,700          123
      8,000    * Catalina Marketing Corporation                                     816,000           28
     37,100    * Crown Castle International Corporation                           1,354,150           46
     29,000      Gannett Company, Inc.                                            1,734,563           59
     20,500    * General Motors Corporation - Class "H"                           1,798,875           61
      1,700    * Nextel Partners, Inc.                                               55,356            2
     38,400    * Sprint Corporation                                               2,284,800           78
     70,500    * Telecorp PCS, Inc.                                               2,842,031           97
     10,100    * TMP Worldwide, Inc.                                                745,506           25
     51,103    * Viacom, Inc. - Class "B"                                         3,484,585          119
     17,300    * VoiceStream Wireless Corporation                                 2,011,935           69
--------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Media (continued)
     48,400      Walt Disney Company                                            $ 1,878,525       $   64
--------------------------------------------------------------------------------------------------------
                                                                                 31,372,107        1,070
--------------------------------------------------------------------------------------------------------
                 Medical Products--3.2%
     52,300      Abbott Laboratories                                              2,330,619           79
     11,700      Bausch & Lomb, Inc.                                                905,288           31
     29,200      Baxter International, Inc.                                       2,053,125           70
     14,000      Biomet, Inc.                                                       538,125           18
     28,400    * Waters Corporation                                               3,544,675          122
--------------------------------------------------------------------------------------------------------
                                                                                  9,371,832          320
--------------------------------------------------------------------------------------------------------
                 Paper/Forest Products--.6%
     23,200      Bemis Company, Inc.                                                780,100           27
     25,800      Weyerhauser Company                                              1,109,400           37
--------------------------------------------------------------------------------------------------------
                                                                                  1,889,500           64
--------------------------------------------------------------------------------------------------------
                 Retail--4.8%
     46,800      CVS Corporation                                                  1,872,000           64
    106,718      Dollar General Corporation                                       2,081,000           71
     37,300      Family Dollar Stores, Inc.                                         729,680           25
     55,400      Home Depot, Inc.                                                 2,766,538           94
     36,000      Target Corporation                                               2,088,000           71
     72,300      Wal-Mart Stores, Inc.                                            4,166,288          142
     10,600    * Whole Foods Market, Inc.                                           437,913           15
--------------------------------------------------------------------------------------------------------
                                                                                 14,141,419          482
--------------------------------------------------------------------------------------------------------
                 Software/Services--14.5%
     21,500    * American Management Systems, Inc.                                  705,804           24
     52,000      Automatic Data Processing, Inc.                                  2,785,250           95
    105,800    * Ceridian Corporation                                             2,545,813           87
     28,900    * Computer Sciences Corporation                                    2,158,469           74
      8,200    * DST Systems, Inc.                                                  624,225           21
      7,200    * eBay, Inc.                                                         391,050           13
     15,200      Electronic Data Systems Corporation                                627,000           21
     36,300      First Data Corporation                                           1,801,388           61
     10,900    * Fiserv, Inc.                                                       471,425           16
     56,800    * Intuit, Inc.                                                     2,350,100           80
     44,600    * Macromedia, Inc.                                                 4,312,263          147
     75,900    * Microsoft Corporation                                            6,072,000          207
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
   Shares or                                                                                    For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Software/Services (continued)
     27,400    * NOVA Corporation                                                $  765,488       $   26
     12,700    * Oracle Corporation                                               1,067,594           36
      4,000    * Phone.com, Inc.                                                    260,500            9
     50,100    * Rational Software Corporation                                    4,656,169          159
     14,000    * Sungard Data Systems, Inc.                                         434,000           15
     25,800    * Systems & Computer Technology Corporation                          516,000           18
     33,002    * Verisign, Inc.                                                   5,824,853          199
     15,900    * Verity, Inc.                                                       604,200           21
     70,100    * Vignette Corporation                                             3,646,294          124
--------------------------------------------------------------------------------------------------------
                                                                                 42,619,885        1,453
--------------------------------------------------------------------------------------------------------
                 Telephone--4.5%
     25,800    * Allegiance Telecom, Inc.                                         1,651,200           56
     60,000      AT&T Corporation                                                 1,897,500           65
     26,700    * Global Crossing, Ltd.                                              702,544           24
    132,300    * McLeodUSA, Inc.                                                  2,736,955           93
     58,300      SBC Communications, Inc.                                         2,521,475           86
     79,650    * WorldCom, Inc.                                                   3,653,944          125
--------------------------------------------------------------------------------------------------------
                                                                                 13,163,618          449
--------------------------------------------------------------------------------------------------------
                 Travel & Leisure--1.2%
     31,900    * AMR Corporation                                                    843,355           29
     54,500      McDonald's Corporation                                           1,795,094           61
     28,200    * Ryanair Holdings PLC ( ADR)                                      1,029,300           35
--------------------------------------------------------------------------------------------------------
                                                                                  3,667,749          125
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $184,173,161)                                284,607,342        9,704
--------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT--2.9%
    $8,380M      SBC Warburg Dillion Read, Inc., 6.60%, 7/3/00
                   (collateralized by U.S. Treasury Bonds, due 2/15/20,
                   valued at $8,541,076) (cost $8,380,000)                        8,380,000          286
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $192,553,161)                    99.9%         292,987,342        9,990
Other Assets, Less Liabilities                                      .1              306,486           10
--------------------------------------------------------------------------------------------------------
Net Assets                                                       100.0%        $293,293,828      $10,000
========================================================================================================

* Non-income producing

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS--87.4%
                 Apparel/Textiles--1.5%
    $ 1,100M     Polymer Group, Inc., 9%, 2007                                   $  940,500       $  153
--------------------------------------------------------------------------------------------------------
                 Automotive --3.5%
      1,000M     Collins & Aikman Products Co., 11.50%, 2006                        960,000          157
        950M     Exide Corp., 10%, 2005                                             840,750          137
      1,000M     Special Devices, Inc., 11.375%, 2008                               355,000           58
--------------------------------------------------------------------------------------------------------
                                                                                  2,155,750          352
--------------------------------------------------------------------------------------------------------
                 Chemicals--3.0%
        600M     Huntsman Polymers Corp., 11.75%, 2004                              612,000          100
        700M     Hydrochem Industrial Services, Inc., 10.375%, 2007                 535,500           87
        700M     Lyondell Chemical Co., 9.625%, 2007                                693,875          113
--------------------------------------------------------------------------------------------------------
                                                                                  1,841,375          300
--------------------------------------------------------------------------------------------------------
                 Consumer Products--2.3%
        970M     Corning Consumer Products Co., 9.625%, 2008                        654,750          107
        700M     Herff Jones, Inc., 11%, 2005                                       732,375          119
--------------------------------------------------------------------------------------------------------
                                                                                  1,387,125          226
--------------------------------------------------------------------------------------------------------
                 Containers/Packaging--.8%
        500M     Tekni-Plex, Inc., 12.75%, 2010 +                                   501,250           82
--------------------------------------------------------------------------------------------------------
                 Durable Goods Manufacturing--1.7%
        750M     Clark Material Handling, Inc., 10.75%, 2006 ++                     127,500           21
      1,040M     Columbus McKinnon Corp., 8.50%, 2008                               920,400          150
--------------------------------------------------------------------------------------------------------
                                                                                  1,047,900          171
--------------------------------------------------------------------------------------------------------
                 Electrical Equipment--1.2%
        750M     Amphenol Corp., 9.875%, 2007                                       761,250          124
--------------------------------------------------------------------------------------------------------
                 Energy--4.4%
        950M     Giant Industries, Inc., 9.75%, 2003                                934,563          152
        750M     Gulf Canada Resources, Ltd., 9.625%, 2005                          760,312          124
      1,000M     Veritas DGC, Inc., 9.75%, 2003                                   1,015,000          166
--------------------------------------------------------------------------------------------------------
                                                                                  2,709,875          442
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Entertainment/Leisure--1.8%
    $ 1,000M     Carmike Cinemas, Inc., 9.375%, 2009                             $  560,000        $  92
        700M     Loews Cineplex Entertainment Corp., 8.875%, 2008                   332,500           54
        375M     Outboard Marine Corp., 10.75%, 2008                                193,125           31
--------------------------------------------------------------------------------------------------------
                                                                                  1,085,625          177
--------------------------------------------------------------------------------------------------------
                 Food/Beverage/Tobacco--3.7%
      1,300M     Canandaigua Brands, Inc., 8.50%, 2009                            1,189,500          194
      1,000M     International Home Foods, Inc., 10.375%, 2006                    1,075,000          175
--------------------------------------------------------------------------------------------------------
                                                                                  2,264,500          369
--------------------------------------------------------------------------------------------------------
                 Gaming/Lodging--4.3%
      1,000M     Hollywood Park, Inc., 9.25%, 2007                                1,000,000          163
      1,000M     Isle of Capri Casinos, Inc., 8.75%, 2009                           930,000          152
        700M     Park Place Entertainment Corp., 9.375%, 2007                       703,500          115
--------------------------------------------------------------------------------------------------------
                                                                                  2,633,500          430
--------------------------------------------------------------------------------------------------------
                 Healthcare--6.4%
        700M     CONMED Corp., 9%, 2008                                             639,625          104
        500M     Fisher Scientific International, Inc., 7.125%, 2005                460,649           75
        950M     Fisher Scientific International, Inc., 9%, 2008                    871,625          142
        600M     Genesis Health Ventures, Inc., 9.75%, 2005 ++                       69,000           11
        350M     Integrated Health Services, Inc., 9.50%, 2007 ++                    11,812            2
      1,000M     Packard Bioscience, Inc., 9.375%, 2007                             915,000          149
      1,000M     Tenet Healthcare Corp., 8.625%, 2007                               955,000          157
--------------------------------------------------------------------------------------------------------
                                                                                  3,922,711          640
--------------------------------------------------------------------------------------------------------
                 Information Technology/Office Equipment--3.1%
        600M     ChipPac International, Ltd., 12.75%, 2009                          653,250          107
        700M     Exodus Communications, Inc., 10.75%, 2009                          677,250          110
        200M     Exodus Communications, Inc., 11.625%, 2010                         201,500           33
        500M     Rhythyms NetConnections, Inc., 12.75%, 2009                        355,000           58
--------------------------------------------------------------------------------------------------------
                                                                                  1,887,000          308
--------------------------------------------------------------------------------------------------------
                 Media (Cable TV/Broadcasting)--8.8%
      1,000M     Charter Communications Holdings, LLC, 10%, 2009                    972,500          159
      1,100M     Diva Systems Corp., 0%-12.625%, 2008                               588,500           96
        800M     Echostar DBS, 9.375%, 2009                                         776,000          127
        700M     NTL, Inc., 11.50%, 2008                                            707,000          115
--------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Media (Cable TV/Broadcasting) (continued)
    $ 1,000M     Rogers Communications, Inc., 8.875%, 2007                       $  985,000       $  160
        700M     Sinclair Broadcasting Group, Inc., 10%, 2005                       666,750          109
        700M     Star Choice Communications, Inc., 13%, 2005                        721,875          118
--------------------------------------------------------------------------------------------------------
                                                                                  5,417,625          884
--------------------------------------------------------------------------------------------------------
                 Media (Other)--2.9%
      1,000M     Garden State Newspapers, Inc., 8.625%, 2011                        885,000          145
      1,000M     Mail-Well I Corp., 8.75%, 2008                                     855,000          139
--------------------------------------------------------------------------------------------------------
                                                                                  1,740,000          284
--------------------------------------------------------------------------------------------------------
                 Mining/Metals--3.8%
        900M     Commonwealth Aluminum Corp., 10.75%, 2006                          868,500          141
      1,000M     CSN Iron, SA, 9.125%, 2007 +                                       810,000          132
      1,000M     Wheeling-Pittsburgh Corp., 9.25%, 2007                             655,000          107
--------------------------------------------------------------------------------------------------------
                                                                                  2,333,500          380
--------------------------------------------------------------------------------------------------------
                 Miscellaneous--6.4%
      1,150M     Allied Waste NA, Inc., 10%, 2009                                   971,750          158
      1,000M     Iron Mountain, Inc., 8.25%, 2011                                   880,000          143
      1,250M     Kindercare Learning Centers, Inc., 9.50%, 2009                   1,156,250          189
        950M     Loomis Fargo & Co., 10%, 2004                                      912,000          149
--------------------------------------------------------------------------------------------------------
                                                                                  3,920,000          639
--------------------------------------------------------------------------------------------------------
                 Paper/Forest Products--6.7%
        500M     Container Corp., 11.25%, 2004                                      510,000           83
      1,050M     Packaging Corporation of America, 9.625%, 2009                   1,039,500          169
      1,000M     Riverwood International Corp., 10.25%, 2006                        961,250          157
        501M     S.D. Warren Company, Inc., 14%, 2006                               555,644           91
      1,000M     Stone Container Corp., 10.75%, 2002                              1,013,750          165
--------------------------------------------------------------------------------------------------------
                                                                                  4,080,144          665
--------------------------------------------------------------------------------------------------------
                 Real Estate Construction--.7%
        800M     Cathay International, Ltd., 13%, 2008 +                            420,000           68
--------------------------------------------------------------------------------------------------------
                 Telecommunications--19.1%
      1,500M     E. Spire Communications, Inc., 0%-13%, 2005                        720,000          117
      1,000M     Global Crossing Holdings, Ltd., 9.125%, 2006                       965,000          157
      1,000M     Level 3 Communications, Inc., 9.125%, 2008                         898,750          147
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
   Principal                                                                                    Invested
     Amount,                                                                                    For Each
   Shares or                                                                                  $10,000 of
    Warrants     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Telecommunications (continued)
    $ 1,000M     McCaw International, Ltd., 0%-13%, 2007                         $  770,000       $  126
      1,250M     Netia Holdings BV, 0%-11.25%, 2007                                 837,500          137
      1,000M     NEXTLINK Communications, Inc., 9%, 2008                            910,000          148
      1,150M     Pac-West Telecommunications, Inc., 13.50%, 2009                  1,167,250          190
      1,100M     PowerTel, Inc., 0%-12%, 2006                                     1,039,500          169
      1,000M     Qwest Communications International, Inc.,
                   0%-9.47%, 2007                                                   822,500          134
      1,200M     RCN Corp., 0%-11%, 2008                                            666,000          109
      1,500M     Viatel, Inc., 0%-12.50%, 2008                                      678,750          111
        750M     VoiceStream Wireless Corp., 0%-11.875%, 2009                       495,000           81
        500M     Williams Communications Group, Inc., 10.875%, 2009                 491,250           80
      1,400M     World Access, Inc., 13.25%, 2008                                 1,260,000          205
--------------------------------------------------------------------------------------------------------
                                                                                 11,721,500        1,911
--------------------------------------------------------------------------------------------------------
                 Transportation--1.3%
      1,000M     American Commercial Lines, LLC, 10.25%, 2008                       820,000          134
--------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $61,641,332)                                53,591,130        8,739
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--.8%
                 Media (Cable TV/Broadcasting)--.5%
      8,636    * Echostar Communications Corp. - Class "A"                          285,933           47
--------------------------------------------------------------------------------------------------------
                 Media (Other)--.2%
      1,000    * MediaNews Group, Inc. - Class "A"                                  125,000           20
--------------------------------------------------------------------------------------------------------
                 Telecommunications--.1%
      4,399    * World Access, Inc.                                                  48,664            8
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $88,011)                                         459,597           75
--------------------------------------------------------------------------------------------------------
                 PREFERRED STOCKS--.5%
                 Miscellaneous
        391      Day International Group, Inc., 12.25%, PIK
                   (cost 376,483)                                                   290,065           47
--------------------------------------------------------------------------------------------------------
                 WARRANTS--.2%
                 Media (Cable TV/Broadcasting)--.2%
      3,300    * Diva Systems Corp. (expiring 3/1/08) +                              59,400           10
     16,212    * Star Choice Communications, Inc. (expiring 12/15/05) +              42,556            7
--------------------------------------------------------------------------------------------------------
                                                                                    101,956           17
--------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
 Warrants or                                                                                    For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Mining/Metals--.0%
        800    * Gulf State Steel Aquisition Corp. (expiring 4/15/03) +           $       8      $    --
--------------------------------------------------------------------------------------------------------
                 Telecommunications--.0%
      1,500    * E. Spire Communications, Inc. (expiring 11/1/05)                    16,500            3
      1,000    * McCaw International, Ltd. (expiring 4/15/07) +                       2,500           --
--------------------------------------------------------------------------------------------------------
                                                                                     19,000            3
--------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $2,500)                                               120,964           20
--------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT OBLIGATIONS--1.6%
     $1,000M     U.S. Treasury Notes, 6.125%, 2007 (cost $1,092,969)                994,375          162
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--7.5%
      2,825M     CSW Credit, Inc., 6.87%, 7/7/00                                  2,821,765          460
      1,800M     General Electric Capital Corp., 6.81%, 7/7/00                    1,797,956          293
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $4,619,721)                       4,619,721          753
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $67,821,016)                    98.0%           60,075,852        9,796
Other Assets, Less Liabilities                                    2.0             1,253,504          204
--------------------------------------------------------------------------------------------------------
Net Assets                                                      100.0%          $61,329,356      $10,000
========================================================================================================

 * Non-income producing
 + See Note 5
++ In default as to principal and/or interest.

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--89.7%
                 United States--30.1%
     21,850      Abbott Laboratories                                             $  973,691        $  74
          3    * Agilent Technologies, Inc.                                             221           --
     14,800      Alcoa, Inc.                                                        429,200           33
     12,100    * America Online, Inc.                                               638,275           49
     13,100      American Home Products Corporation                                 769,625           59
     12,247      American International Group, Inc.                               1,439,023          110
     10,225      AT&T Corporation                                                   323,366           25
     19,400    * AT&T Corporation - Liberty Media Group - Class "A"                 470,450           36
      7,100      Caterpillar, Inc.                                                  240,513           18
      8,800      Chevron Corporation                                                746,350           57
     33,300    * Cisco Systems, Inc.                                              2,116,631          162
     23,437      Citigroup, Inc.                                                  1,412,079          108
      3,100      Corning, Inc.                                                      836,612           64
     13,900      CVS Corporation                                                    556,000           42
     11,807      Du Pont (E.I.) de Nemours & Company                                516,556           39
     18,400      Exxon Mobil Corporation                                          1,444,400          110
     10,600      Gannett Company, Inc.                                              634,013           48
     23,400      General Electric Company                                         1,240,200           95
      2,600    * General Motors Corporation - Class "H"                             228,150           17
     10,200      Gillette Company                                                   356,363           27
      4,300    * Guidant Corporation                                                212,850           16
     10,370      Hewlett-Packard Company                                          1,294,954           99
     15,950      Home Depot, Inc.                                                   796,503           61
     10,300      Honeywell International, Inc.                                      346,981           27
     12,620      Intel Corporation                                                1,687,136          129
      8,800      International Business Machines Corporation                        964,150           74
      1,700    * JDS Uniphase Corporation                                           203,787           16
     11,550      Johnson & Johnson                                                1,176,656           90
      6,750      Kimberly-Clark Corporation                                         387,281           30
      4,100      Lucent Technologies, Inc.                                          242,925           19
      7,800      Marsh & McLennan Companies, Inc.                                   814,613           62
     20,700      McDonald's Corporation                                             681,806           52
      5,200      Merrill Lynch & Company, Inc.                                      598,000           46
     17,100    * Microsoft Corporation                                            1,368,000          104
      7,600    * Oracle Corporation                                                 638,875           49
     16,500      PepsiCo, Inc.                                                      733,219           56
     30,662      Pfizer, Inc.                                                     1,471,776          112
     16,814      Pharmacia Corporation                                              869,074           66
      5,900      Praxair, Inc.                                                      220,881           17
      8,485      Procter & Gamble Company                                           485,766           37
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 United States (continued)
     17,180      SBC Communications, Inc.                                       $   743,035       $   57
      8,030      Schlumberger, Ltd.                                                 599,239           46
     40,125      Southwest Airlines Company                                         759,867           58
      8,800    * Sprint Corporation                                                 523,600           40
     14,475      State Street Corporation                                         1,535,255          117
     16,800      Texas Instruments, Inc.                                          1,153,950           88
      1,554      Transocean Sedco Forex, Inc.                                        83,042            6
     12,152    * Viacom, Inc. - Class "B"                                           828,615           63
     16,400      Wal-Mart Stores, Inc.                                              945,050           72
      5,700      Weyerhauser Company                                                245,100           19
     31,275    * WorldCom, Inc.                                                   1,434,741          110
--------------------------------------------------------------------------------------------------------
                                                                                 39,418,445        3,011
--------------------------------------------------------------------------------------------------------
                 United Kingdom--11.1%
     23,700      3i Group PLC                                                       487,601           37
     44,000      Abbey National PLC                                                 526,232           40
     31,900      AstraZeneca PLC                                                  1,489,852          114
      4,500      AstraZeneca PLC (ADR)                                              209,250           16
     29,600      Barclays PLC                                                       736,252           56
    159,426      BP Amoco PLC                                                     1,530,191          117
    131,000      British Airways PLC                                                753,619           58
      2,200      British Airways PLC (ADR)                                          126,500           10
     40,800      British American Tobacco PLC                                       272,393           21
     55,048      Cable & Wireless PLC                                               932,543           71
     29,524    * Colt Telecom Group PLC                                             983,320           75
     84,000      Invensys PLC                                                       315,376           24
     22,567      Lloyds TSB Group PLC                                               213,184           16
     44,900      Marconi PLC                                                        584,577           45
     51,661      Prudential Corporation PLC                                         757,069           58
     38,555      Psion PLC                                                          372,974           28
    198,200      Smith & Nephew PLC                                                 732,134           56
     28,900      SmithKline Beecham PLC                                             378,452           29
     11,100      SmithKline Beecham PLC (ADR)                                       723,581           55
     68,102      Standard Chartered PLC                                             848,510           65
    345,591      Vodafone AirTouch PLC                                            1,396,918          107
      3,300      Vodafone AirTouch PLC (ADR)                                        136,744           10
--------------------------------------------------------------------------------------------------------
                                                                                 14,507,272        1,108
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Japan--10.2%
     13,000      Canon, Inc.                                                    $   648,741       $   50
     25,000      Dai Nippon Printing Company, Ltd.                                  441,614           34
     28,000      Fujisawa Pharmaceutical Company, Inc.                            1,135,296           87
      9,000      Hoya Corporation                                                   808,090           62
      8,600      Matsumotokiyoshi Company, Ltd.                                     903,851           68
      3,000      Matsushita Communication Industrial Company, Ltd.                  351,023           27
     21,000      Minebea Company, Inc.                                              263,976           20
     32,000      Mitsubishi Electric Corporation                                    347,205           27
     21,000      NEC Corporation                                                    660,933           50
     38,000      Nikko Securities Company, Ltd.                                     377,109           29
         76      Nippon Telegraph & Telephone Corporation                         1,012,807           76
          9      NTT Mobile Communications Network, Inc.                            244,128           19
     27,000      Omron Corporation                                                  734,937           56
      7,700      Promise Company, Ltd.                                              609,858           47
     44,000      Ricoh Company, Ltd.                                                933,604           71
      2,900    * Softbank Corporation                                               394,688           30
      4,700      Sony Corporation                                                   439,771           34
     19,000      Takeda Chemical Industries, Ltd.                                 1,249,846           95
     68,000      Toshiba Corporation                                                769,302           59
      8,100      Uni-Charm Corporation                                              491,489           38
     11,000      Yamanouchi Pharmaceutical Company, Ltd.                            601,956           46
--------------------------------------------------------------------------------------------------------
                                                                                 13,420,224        1,025
--------------------------------------------------------------------------------------------------------
                 France--7.8%
      5,390      Air Liquide SA                                                     705,792           54
     13,100      Alcatel                                                            862,711           66
     26,286      Aventis SA                                                       1,926,369          147
      7,420      AXA-Uap                                                          1,173,614           90
      8,222      Banque Nationale de Paris                                          794,466           61
      1,344      Canal Plus                                                         226,751           17
      3,000      France Telecom SA                                                  421,017           32
        500      L'Oreal SA                                                         434,725           33
      4,000      Pinault-Printemps-Redoute SA                                       892,265           68
     14,341      Total Fina SA - Class "B"                                        2,208,870          169
      7,100      Vivendi SA                                                         629,220           48
--------------------------------------------------------------------------------------------------------
                                                                                 10,275,800          785
--------------------------------------------------------------------------------------------------------
                 Netherlands--5.4%
     13,000      Aegon NV                                                           464,451           35
     21,300      Fortis (NL) NV                                                     622,550           48
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Netherlands (continued)
      2,558      Heineken NV                                                    $   156,321        $  12
     11,671      ING Groep NV                                                       792,098           60
      5,000      Koninklijke KPN NV                                                 224,552           17
      3,022      Koninklijke KPN NV (ADR)                                           135,801           10
     37,296      Koninklijke Philips Electronics NV                               1,766,146          136
     23,800      Royal Dutch Petroleum Company                                    1,485,236          114
     12,000      Royal Dutch Petroleum Company - NY Shares (ADR)                    738,750           56
      4,700      STMicroelectronics NV                                              297,358           23
     12,300    * United Pan-Europe Communications NV - Class "A" (ADR)              332,100           25
--------------------------------------------------------------------------------------------------------
                                                                                  7,015,363          536
--------------------------------------------------------------------------------------------------------
                 Germany--4.3%
     26,463      BASF AG                                                          1,076,847           82
     21,800      Bayerische Motoren Werke (BMW) AG                                  660,360           50
      7,900      Deutsche Bank AG                                                   654,302           50
      7,100    * Infineon Technologies AG                                           564,903           43
      9,192      Linde AG                                                           367,438           28
      8,400      RWE AG                                                             283,439           22
     13,660      Siemens AG                                                       2,062,380          158
--------------------------------------------------------------------------------------------------------
                                                                                  5,669,669          433
--------------------------------------------------------------------------------------------------------
                 Spain--3.5%
     18,100      Banco Popular Espanol SA                                           562,161           43
    102,800      Banco Santander Central Hispano SA                               1,088,912           84
     36,500      Endesa SA                                                          709,925           54
     39,700      Endesa SA (ADR)                                                    774,150           59
      3,038    * Promotora de Informaciones SA                                       70,767            5
     17,600      Repsol SA                                                          351,768           27
     15,567    * Telefonica SA (ADR)                                                997,261           76
--------------------------------------------------------------------------------------------------------
                                                                                  4,554,944          348
--------------------------------------------------------------------------------------------------------
                 Italy--2.6%
     82,900      ENI SpA                                                            480,781           37
     24,689      Mediaset SpA                                                       378,670           29
     45,000      San Paolo - IMI SpA                                                801,917           61
    105,900      Telecom Italia Mobile SpA                                        1,086,218           83
     42,933      Telecom Italia SpA                                                 592,640           45
--------------------------------------------------------------------------------------------------------
                                                                                  3,340,226          255
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Switzerland--2.4%
        300      Holderbank Financiere Glarus AG                                $   368,981       $   28
      1,112      Nestle AG                                                        2,232,753          171
        340      Novartis AG - Reg. Shs.                                            540,287           41
--------------------------------------------------------------------------------------------------------
                                                                                  3,142,021          240
--------------------------------------------------------------------------------------------------------
                 Canada--2.1%
     37,700      Alcan Aluminum, Ltd.                                             1,171,685           89
     22,600      Nortel Networks Corporation                                      1,548,573          119
--------------------------------------------------------------------------------------------------------
                                                                                  2,720,258          208
--------------------------------------------------------------------------------------------------------
                 Sweden--1.7%
     89,890      Skandinaviska Enskilda Banken - Class "A"                        1,070,973           82
     55,020      Telefonaktiebolaget L.M. Ericsson - Class "B"                    1,094,629           83
--------------------------------------------------------------------------------------------------------
                                                                                  2,165,602          165
--------------------------------------------------------------------------------------------------------
                 Hong Kong--1.5%
    108,800      Cable & Wireless HKT, Ltd.                                         239,365           18
     94,000      Cheung Kong Holdings, Ltd.                                       1,040,050           80
     16,300    * PetroChina Company, Ltd. (ADR)                                     341,281           26
     40,000    * Sun Hung Kai Properties, Ltd.                                      287,353           22
--------------------------------------------------------------------------------------------------------
                                                                                  1,908,049          146
--------------------------------------------------------------------------------------------------------
                 Finland--1.1%
     24,440      Nokia OYJ - Class "A"                                            1,252,236           96
      9,400      Upm-Kymmene Corporation                                            234,282           18
--------------------------------------------------------------------------------------------------------
                                                                                  1,486,518          114
--------------------------------------------------------------------------------------------------------
                 South Korea--.9%
      3,570      Samsung Electronics                                              1,181,435           90
--------------------------------------------------------------------------------------------------------
                 Mexico--.9%
      8,100    * Grupo Financiero Banamex Accival SA de CV                           34,561            3
      7,200      Telefonos De Mexico SA (ADR)                                       411,300           31
    300,500    * Wal-Mart de Mexico SA de CV                                        705,191           54
--------------------------------------------------------------------------------------------------------
                                                                                  1,151,052           88
--------------------------------------------------------------------------------------------------------
                 Belgium--.8%
     25,000    * Lernout & Hauspie Speech Products NV                             1,101,562           84
--------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 China--.7%
     26,500    * China Mobile, Ltd.                                             $   233,715       $   18
     31,000    * China Unicom, Ltd. (ADR)                                           658,750           50
--------------------------------------------------------------------------------------------------------
                                                                                    892,465           68
--------------------------------------------------------------------------------------------------------
                 Australia--.7%
     16,000      News Corporation, Ltd. (ADR)                                       872,000           67
--------------------------------------------------------------------------------------------------------
                 Bermuda--.6%
      5,800    * Global Crossing, Ltd.                                              152,613           12
     14,000      Tyco International, Ltd.                                           663,250           50
--------------------------------------------------------------------------------------------------------
                                                                                    815,863           62
--------------------------------------------------------------------------------------------------------
                 Singapore--.5%
     46,200      Overseas Chinese Banking Corporation, Ltd.                         317,976           24
     79,940      Overseas Union Bank, Ltd.                                          309,773           24
--------------------------------------------------------------------------------------------------------
                                                                                    627,749           48
--------------------------------------------------------------------------------------------------------
                 India--.3%
     10,700      ICICI, Ltd. (ADR)                                                  200,625           15
     13,100      Videsh Sanchar Nigam, Ltd. (GDR)+                                  185,038           14
--------------------------------------------------------------------------------------------------------
                                                                                    385,663           29
--------------------------------------------------------------------------------------------------------
                 Thailand--.2%
      7,500    * Siam Cement Public Company, Ltd.                                   140,727           11
    228,200    * Thai Farmers Bank Public Company, Ltd.                             191,985           14
--------------------------------------------------------------------------------------------------------
                                                                                    332,712           25
--------------------------------------------------------------------------------------------------------
                 Ireland--.2%
     36,412      Allied Irish Banks PLC                                             327,405           25
--------------------------------------------------------------------------------------------------------
                 Luxembourg--.1%
      1,100      RTL Group                                                          142,352           11
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $87,951,161)                                 117,454,649        8,971
--------------------------------------------------------------------------------------------------------
                 PREFERRED STOCKS--.1%
                 Germany--.1%
        531      SAP AG                                                              98,495            7
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
     Shares,                                                                                    Invested
 Warrants or                                                                                    For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Brazil--.0%
      5,000    * Vale Do Rio Doce - Class "B"                                    $       --      $    --
--------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $140,066)                                      98,495            7
--------------------------------------------------------------------------------------------------------
                 WARRANTS--0%
                 Thailand
      1,500    * Siam Commercial Bank (expiring 12/31/02) (cost $0)                     164           --
--------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT OBLIGATIONS--.2%
     $  110M     U.S. Treasury Bills, 5.87%, 7/6/2000++                             109,912            8
         50M     U.S. Treasury Bills, 6.09%, 8/10/2000++                             49,669            4
        100M     U.S. Treasury Bills, 5.86%, 8/31/2000++                             99,086            8
--------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $258,611)                          258,667           20
--------------------------------------------------------------------------------------------------------
                 FOREIGN GOVERNMENT AND AGENCY SECURITIES--6.4%
                 Germany
Euro  8,765M     Bundesschatzanweisungen, 3.25%, 9/15/2000
                   (cost $8,361,262)                                              8,379,023          640
--------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT--1.6%
     $2,066M     SBC Warburg Dillon Read, Inc. 6.60%, 7/3/00,
                   (collateralized by U.S. Treasury Note, due
                   11/15/12, valued at $2,096,262)
                   (cost $2,066,000)                                              2,066,000          158
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $98,777,100)                  98.0%            128,256,998        9,796
Other Assets, Less Liabilities                                  2.0               2,673,250          204
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%           $130,930,248      $10,000
========================================================================================================

 * Non-income producing
 + See Note 5
++ See Note 6

See notes to financial statements





Portfolio of Investments (continued)

FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2000

Sector diversification of the portfolio was as follows:
--------------------------------------------------------------------------
                                              Percentage
Sector                                     of Net Assets             Value
--------------------------------------------------------------------------
Drugs                                                9.6%     $ 12,542,020
Banks                                                8.9        11,626,732
Telephone                                            7.6         9,941,726
Communication Equipment                              6.9         9,093,706
Media                                                6.9         9,020,722
Energy Sources                                       6.9         8,986,345
Electronics                                          6.5         8,459,923
Insurance                                            4.6         6,063,417
Retail                                               3.7         4,798,861
Electrical Equipment                                 3.3         4,352,893
Computers & Office Equipment                         2.8         3,677,146
Software/Services                                    2.6         3,437,935
Food/Beverage/Tobacco                                2.6         3,394,686
Medical Products                                     2.1         2,726,765
Chemicals                                            1.9         2,520,077
Travel & Leisure                                     1.8         2,321,793
Household Products                                   1.6         2,155,624
Metals & Minerals                                    1.6         2,110,592
Financial Services                                   1.6         2,072,568
Electric Utilities                                   1.3         1,767,514
Entertainment Products                               1.0         1,373,376
Machinery & Manufacturing                            1.0         1,271,200
Business Services                                     .8         1,040,050
Energy Services                                       .8         1,023,562
Automotive                                            .5           660,360
Paper/Forest Products                                 .4           479,382
Aerospace & Defense                                   .3           346,981
Real Estate Companies                                 .2           287,352
U.S. Government Obligations                           .2           258,667
Foreign Government and Agency Securities             6.4         8,379,023
Repurchase Agreement                                 1.6         2,066,000
--------------------------------------------------------------------------
Total Value of Investments                          98.0       128,256,998
Other Assets, Less Liabilities                       2.0         2,673,250
--------------------------------------------------------------------------
Net Assets                                        100.0%      $130,930,248
==========================================================================

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS--83.5%
                 Aerospace/Defense--5.4%
      $ 300M     Precision Castparts Corp., 8.75%, 2005                          $  303,317       $  150
        300M     Raytheon Co., 6.15%, 2008                                          266,672          132
        250M     Rockwell International Corp., 8.375%, 2001                         252,325          125
        300M     Thiokol Corp., 6.625%, 2008                                        273,855          135
--------------------------------------------------------------------------------------------------------
                                                                                  1,096,169          542
--------------------------------------------------------------------------------------------------------
                 Automotive--4.7%
        250M     DaimlerChrysler NA Holdings Corp., 8%, 2010                        254,742          126
        200M     Goodyear Tire & Rubber Co., 8.50%, 2007                            205,444          102
        250M     Lear Corp., 7.96%, 2005                                            235,224          116
        270M     Navistar International Corp., 8%, 2008                             249,075          123
--------------------------------------------------------------------------------------------------------
                                                                                    944,485          467
--------------------------------------------------------------------------------------------------------
                 Chemicals--2.7%
        250M     Du Pont (E.I.) de Nemours & Co., 8.125%, 2004                      258,007          127
        300M     Lubrizol Corp., 7.25%, 2025                                        287,587          143
--------------------------------------------------------------------------------------------------------
                                                                                    545,594          270
--------------------------------------------------------------------------------------------------------
                 Conglomerates--1.5%
        300M     Hanson Overseas BV, 7.375%, 2003                                   298,783          148
--------------------------------------------------------------------------------------------------------
                 Consumer Products--1.7%
        100M     Dial Corp., 6.50%, 2008                                             91,339           45
        265M     Mattel, Inc., 6%, 2003                                             245,877          122
--------------------------------------------------------------------------------------------------------
                                                                                    337,216          167
--------------------------------------------------------------------------------------------------------
                 Electric Utilities--6.7%
        265M     Consumers Energy Co., 6.375%, 2008                                 238,777          117
        200M     Emerson Electric Co., 7.875%, 2005                                 205,825          102
        200M     Kansas Gas & Electric Co., 7.60%, 2003                             191,747           95
        209M     Niagara Mohawk Holdings, Inc., 7.625%, 2005                        206,055          102
        275M     Northwestern Public Service Co., 7.10%, 2005                       271,820          132
         42M     Old Dominion Electric Cooperative, 7.97%, 2002                      42,127           21
        200M     Southwestern Electric Power Co., 7%, 2007                          193,955           96
--------------------------------------------------------------------------------------------------------
                                                                                  1,350,306          665
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Energy--4.0%
     $  315M     Baroid Corp., 8%, 2003                                          $  323,685       $  160
        275M     Occidental Petroleum Corp., 6.40%, 2003                            263,750          130
        250M     Phillips Petroleum Co., 7.20%, 2023                                214,460          106
--------------------------------------------------------------------------------------------------------
                                                                                    801,895          396
--------------------------------------------------------------------------------------------------------
                 Entertainment/Leisure--2.1%
        150M     Time Warner, Inc., 6.875%, 2018                                    133,425           66
        300M     Walt Disney Co., 7.30%, 2005                                       300,443          148
--------------------------------------------------------------------------------------------------------
                                                                                    433,868          214
--------------------------------------------------------------------------------------------------------
                 Financial Services--9.4%
        300M     Bank of America Corp., 7.80%, 2010                                 298,910          149
        300M     Chemical Bank NY, 7%, 2005                                         295,475          146
        200M     Citicorp, 8%, 2003                                                 202,380          100
        200M     First Union Corp., 7.70%, 2005                                     199,123           98
        250M     Fleet Capital Trust II, 7.92%, 2026                                219,170          108
        225M     Huntington National Bank, 8%, 2010                                 223,295          110
        250M     Republic NY Corp., 7.75%, 2009                                     247,567          122
        225M     Washington Mutual, Inc., 8.25%, 2010                               222,370          110
--------------------------------------------------------------------------------------------------------
                                                                                  1,908,290          943
--------------------------------------------------------------------------------------------------------
                 Food/Beverages/Tobacco--5.5%
        250M     Anheuser-Busch Cos., Inc., 7%, 2005                                246,140          122
        225M     Coca-Cola Enterprises, Inc., 7.875%, 2002                          227,740          113
        300M     Hershey Foods Corp., 6.70%, 2005                                   294,733          145
        275M     Pepsi Bottling Group, Inc., 7%, 2029                               247,437          122
        100M     Philip Morris Cos., Inc., 7.125%, 2002                              98,260           49
--------------------------------------------------------------------------------------------------------
                                                                                  1,114,310          551
--------------------------------------------------------------------------------------------------------
                 Gas Transmission--2.9%
        300M     Columbia Energy Group, 6.80%, 2005                                 289,497          143
        300M     Enron Corp., 7.125%, 2007                                          290,207          143
--------------------------------------------------------------------------------------------------------
                                                                                    579,704          286
--------------------------------------------------------------------------------------------------------
                 Healthcare--3.9%
        275M     Johnson & Johnson, 6.625%, 2009                                    266,565          132
        250M     Tenet Healthcare Corp., 8.625%, 2007                               238,750          118
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Healthcare (continued)
     $  300M     Warner-Lambert Co., 6%, 2008                                    $  276,564       $  136
--------------------------------------------------------------------------------------------------------
                                                                                    781,879          386
--------------------------------------------------------------------------------------------------------
                 Information Technology/Office Equipment--1.2%
        275M     Xerox Corp., 7.20%, 2016                                           246,155          122
--------------------------------------------------------------------------------------------------------
                 Investment/Finance Companies--5.7%
        300M     Associates Corp. of North America, 7.875%, 2001                    301,370          149
        250M     Ford Motor Credit Co., 7.50%, 2005                                 248,873          123
        300M     General Electric Capital Corp., 7.875%, 2006                       308,780          153
        300M     General Motors Acceptance Corp., 6.625%, 2005                      287,704          142
--------------------------------------------------------------------------------------------------------
                                                                                  1,146,727          567
--------------------------------------------------------------------------------------------------------
                 Media--5.3%
        250M     Cox Enterprises, Inc., 8%, 2007 +                                  248,093          123
        300M     New York Times Co., Inc., 7.625%, 2005                             307,949          152
        250M     News America Holdings, Inc., 8.50%, 2005                           256,510          127
        300M     PanAmSat Corp., 6.375%, 2008                                       267,624          132
--------------------------------------------------------------------------------------------------------
                                                                                  1,080,176          534
--------------------------------------------------------------------------------------------------------
                 Miscellaneous--.8%
        200M     Allied Waste NA, Inc., 7.625%, 2006                                175,000           86
--------------------------------------------------------------------------------------------------------
                 Paper/Forest Products--1.5%
        300M     International Paper Co., 8.125%, 2005 +                            302,954          150
--------------------------------------------------------------------------------------------------------
                 Retail - Food/Drug--2.2%
        300M     Kroger Co., 7%, 2018                                               262,292          130
        195M     Safeway, Inc., 7.25%, 2004                                         192,918           95
--------------------------------------------------------------------------------------------------------
                                                                                    455,210          225
--------------------------------------------------------------------------------------------------------
                 Retail - General Merchandise--2.9%
        300M     Federated Department Stores, Inc., 7.45%, 2017                     274,935          136
        300M     Wal-Mart Stores, Inc., 8%, 2006                                    312,407          154
--------------------------------------------------------------------------------------------------------
                                                                                    587,342          290
--------------------------------------------------------------------------------------------------------
                 Telecommunications--11.0%
        300M     Deutsche Telekom AG, 8%, 2010                                      303,043          150
        275M     Global Crossing Holdings, Ltd., 9.125%, 2006                       265,375          131
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Telecommunications (continued)
     $  275M     Metromedia Fiber Network, Inc., 10%, 2009                       $  272,250       $  135
        275M     MetroNet Communications Corp., 0%-9.95%, 2008                      219,313          108
        300M     New York Telephone Co., 7.25%, 2024                                269,880          133
        100M     Pacific Bell Telephone Co., 7%, 2004                                99,124           49
        275M     Sprint Capital Corp., 6.125%, 2008                                 245,418          121
        250M     Vodafone AirTouch PLC, 7.75%, 2010 +                               248,277          123
        305M     WorldCom, Inc., 8.875%, 2006                                       314,622          156
--------------------------------------------------------------------------------------------------------
                                                                                  2,237,302        1,106
--------------------------------------------------------------------------------------------------------
                 Transportation--2.4%
        200M     Eletson Holdings, Inc., 9.25%, 2003                                187,000           92
        300M     Norfolk Southern Corp., 7.35%, 2007                                291,754          145
--------------------------------------------------------------------------------------------------------
                                                                                    478,754          237
--------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $17,499,324)                                16,902,119        8,352
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--1.4%
                 Housing
        335M     Virginia State Housing Dev. Auth., 6.51%, 2019
                   (cost $288,656)                                                  291,869          144
--------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS--1.3%
        250M     Federal Home Loan Banks, 8%, 2010 (cost $250,000)                  250,455          124
--------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT OBLIGATIONS--7.7%
        500M     U.S. Treasury Notes, 7.875%, 2004                                  529,375          262
      1,000M     U.S. Treasury Notes, 6.625%, 2007                                1,020,938          504
--------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $1,545,977)                      1,550,313          766
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--3.8%
        225M     Ford Motor Credit Co., 6.73%, 7/5/00                               224,832          111
        550M     General Electric Capital Corp., 6.81%, 7/7/00                      549,375          272
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $774,207)                           774,207          383
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $20,358,164)                       97.7%        19,768,963        9,769
Other Assets, Less Liabilities                                       2.3            467,777          231
--------------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%       $20,236,740      $10,000
========================================================================================================

+ See Note 5

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
June 30, 2000

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
   Principal                                                                     Effective                  $10,000 of
      Amount     Security                                                            Yield+         Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY ZERO COUPON
                   OBLIGATIONS--65.1%
                 Agency For International Development - Israel:
     $  570M       2/15/2007                                                          6.55%    $  371,923       $  144
        119M       3/15/2007                                                          6.55         77,229           30
      1,513M       8/15/2007                                                          6.53        957,466          370
      1,000M       11/15/2007                                                         6.49        624,345          241
        980M       2/15/2008                                                          6.57        598,780          231
        493M     Federal Judiciary Office Building,
                   2/15/2007                                                          6.93        314,025          121
                 Federal National Mortgage Association:
        525M       10/8/2007                                                          6.71        324,820          125
        719M       11/29/2007                                                         6.71        440,890          170
        558M       2/1/2008                                                           6.89        333,694          129
      1,134M       8/1/2008                                                           6.90        655,385          253
                 Government Trust Certificate - Israel Trust:
        307M       10/1/2007                                                          6.80        188,994           73
      6,904M       11/15/2007                                                         6.72      4,239,587        1,636
                 Government Trust Certificate - Turkey Trust:
        766M       11/15/2007                                                         6.72        470,382          181
        586M     International Bank for Reconstruction &
                   Development, 8/15/2007                                             7.13        355,618          137
      6,456M     Resolution Funding Corporation,
                   10/15/2007                                                         6.51      4,046,756        1,563
                 Tennessee Valley Authority:
      1,166M       5/1/2007                                                           7.17        720,340          278
      2,600M       11/1/2007                                                          7.11      1,557,460          601
      1,000M       4/15/2008                                                          7.17        577,463          223
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero
  Coupon Obligations (cost $17,059,152)                                                        16,855,157        6,506
----------------------------------------------------------------------------------------------------------------------
                 U.S. TREASURY ZERO COUPON OBLIGATIONS--34.6%
        200M     Treasury Investors Growth Receipts,
                   11/15/2007                                                         6.42        125,471           48
     13,800M     U.S. Treasury Strips, 11/15/2007                                     6.12      8,845,069        3,415
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Treasury Zero Coupon Obligations
  (cost $8,625,002)                                                                             8,845,069        3,463
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $25,684,154)                                         99.7%    25,825,697        9,969
Other Assets, Less Liabilities                                                         0.3         80,564           31
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $25,906,261      $10,000
======================================================================================================================
+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2000.

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
June 30, 2000

---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
   Principal                                                                     Effective                 $10,000 of
      Amount     Security                                                            Yield+        Value   Net Assets
---------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY ZERO COUPON
                   OBLIGATIONS--64.0%
                 Agency For International Development - Israel:
   $  1,303M       8/15/2010                                                          6.64%   $  672,824       $  734
        495M       9/15/2010                                                          6.63       254,304          277
                 Federal National Mortgage Association:
        925M       8/7/2010                                                           6.96       463,525          506
        700M       10/8/2010                                                          6.83       351,076          383
        600M       11/29/2010                                                         6.83       298,097          325
        921M       2/1/2011                                                           6.97       445,998          486
        200M     Government Trust Certificate - Israel
                   Trust, 11/15/2010                                                  6.83        99,692          109
      1,700M     Government Trust Certificate - Turkey
                   Trust, 11/15/2010                                                  6.83       847,380          924
                 Resolution Funding Corporation:
        650M       10/15/2010                                                         6.63       332,240          362
      2,998M       1/15/2011                                                          6.64     1,506,198        1,644
      1,250M     Tennessee Valley Authority, 11/1/2010                                7.23       599,935          654
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero
  Coupon Obligations (cost $5,989,091)                                                         5,871,269        6,404
---------------------------------------------------------------------------------------------------------------------
                 U.S. TREASURY ZERO COUPON OBLIGATIONS--36.0%
      6,230M     U.S. Treasury Strips, 11/15/2010
                   (cost $3,168,825)                                                  6.23     3,298,168        3,598
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $9,157,916)                                         100.0%    9,169,437       10,002
Excess of Liabilities Over Other Assets                                                 .0        (1,747)          (2)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $9,167,690      $10,000
=====================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2000.

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
   Principal                                                                     Effective                 $10,000 of
      Amount     Security                                                            Yield+        Value   Net Assets
---------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY ZERO COUPON
                   OBLIGATIONS--54.6%
     $  300M     Agency For International Development -
                   Israel, 3/15/2016                                                  6.72%   $  106,163       $  652
        550M     Federal Home Loan Mortgage Corporation,
                   3/15/2015                                                          7.05       198,612        1,219
                 Federal National Mortgage Association:
        150M       2/12/2015                                                          7.05        54,462          334
        156M       8/12/2015                                                          7.05        54,756          336
        300M       9/23/2015                                                          6.95       105,969          650
        210M     Government Trust Certificate - Turkey
                   Trust, 5/15/2015                                                   6.91        76,489          469
        200M     International Bank for Reconstruction &
                   Development, 2/15/2015                                             7.35        69,565          427
                 Resolution Funding Corporation:
        300M       10/15/2015                                                         6.70       109,458          672
        320M       1/15/2016                                                          6.72       114,569          703
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero
  Coupon Obligations (cost $881,372)                                                             890,043        5,462
---------------------------------------------------------------------------------------------------------------------
                 U.S. TREASURY ZERO COUPON OBLIGATIONS--38.8%
      1,635M     U.S. Treasury Strips, 11/15/2015
                   (cost $579,982)                                                    6.29       631,247        3,874
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $1,461,354)                                          93.4%    1,521,290        9,336
Other Assets, Less Liabilities                                                         6.6       108,155          664
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $1,629,445      $10,000
=====================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2000.

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE UTILITIES FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--94.3%
                 Communication Services--44.7%
     15,100    * Allegiance Telecom, Inc.                                        $  966,400       $  122
     19,500      ALLTEL Corporation                                               1,207,781          152
     33,800    * AT&T Canada, Inc. - Class "B"                                    1,121,738          141
     18,300      AT&T Corporation                                                   578,737           73
     30,800      Bell Atlantic Corporation                                        1,565,025          197
     31,900      BellSouth Corporation                                            1,359,738          171
     64,791    * Broadwing, Inc.                                                  1,680,516          212
     17,900      Cable & Wireless PLC (ADR)                                         896,119          113
     41,475      CenturyTel, Inc.                                                 1,192,406          150
     27,000    * FLAG Telecom Holdings, Ltd.                                        401,625           51
     17,400    * Focal Communications Corporation                                   622,050           78
     60,555    * Global Crossing, Ltd.                                            1,593,353          201
     61,100    * Global TeleSystems, Inc.                                           737,019           93
     11,900      GTE Corporation                                                    740,775           93
     40,000    * ICG Communications, Inc.                                           882,500          111
     73,800    * McLeodUSA, Inc. - Class "A"                                      1,526,738          192
     37,684    * Metromedia Fiber Network, Inc.                                   1,495,584          188
     14,341    * MGC Communications, Inc.                                           859,564          108
     31,397    * NEXTLINK Communications, Inc. - Class "A"                        1,191,124          150
     30,300    * Primus Telecommunications Group, Inc.                              753,712           95
     34,822    * Qwest Communications International, Inc.                         1,730,218          218
     32,920      Royal PTT Nederland NV                                           1,479,342          186
     54,000      SBC Communications, Inc.                                         2,335,500          295
     30,400      Sprint Corporation                                               1,550,400          195
     13,600      Telephone & Data Systems, Inc.                                   1,363,400          172
     20,800      US West, Inc.                                                    1,783,600          225
     35,924    * Viatel, Inc.                                                     1,026,079          129
     12,900      Vodafone AirTouch PLC (ADR)                                        534,544           67
      7,600    * Western Wireless Corporation - Class "A"                           414,200           52
     40,929    * WorldCom, Inc.                                                   1,877,618          237
--------------------------------------------------------------------------------------------------------
                                                                                 35,467,405        4,467
--------------------------------------------------------------------------------------------------------
                 Real Estate Investment Trusts--1.2%
     18,100      Health Care Property Investors, Inc.                               493,225           62
     27,900      Healthcare Realty Trust, Inc.                                      476,044           60
--------------------------------------------------------------------------------------------------------
                                                                                    969,269          122
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Utilities--48.4%
     79,655      Avista Corporation                                             $ 1,388,984        $ 175
     92,800    * Azurix Corporation                                                 725,000           91
     28,000      Cascade Natural Gas Corporation                                    467,250           59
     40,900      CMS Energy Corporation                                             904,912          114
     27,100      Coastal Corporation                                              1,649,712          208
     54,100      Conectiv, Inc. - Class "A"                                         841,931          106
     35,500      CP&L Energy, Inc.                                                1,133,781          143
     31,050      DQE, Inc.                                                        1,228,416          155
     24,500      Duke Energy Corporation                                          1,381,187          174
     43,775      Dynegy, Inc. - Class "A"                                         2,990,380          377
     40,100      Enron Corporation                                                2,586,450          326
      8,800      FPL Group, Inc.                                                    435,600           55
     41,200      IPALCO Enterprises, Inc.                                           829,150          104
     53,900      Kansas City Power & Light Company                                1,212,750          153
     44,400      MDU Resources Group, Inc.                                          960,150          121
     19,600      Midcoast Energy Resources, Inc.                                    308,700           39
     37,800      Montana Power Company                                            1,334,812          168
     14,300      National Fuel Gas Company                                          697,125           88
     37,300      New Century Energies, Inc.                                       1,119,000          141
     14,500      New Jersey Resources Corporation                                   551,906           70
     82,400    * Niagara Mohawk Holdings, Inc.                                    1,148,450          145
     16,800      NICOR, Inc.                                                        548,100           69
     43,200      Northeast Utilities                                                939,600          118
     19,859      NSTAR                                                              808,013          102
     56,000      OGE Energy Corporation                                           1,036,000          130
     24,200      ONEOK, Inc.                                                        627,688           79
     17,100      Peoples Energy Corporation                                         553,613           70
     58,000      Potomac Electric Power Company                                   1,450,000          183
     39,800      Questar Corporation                                                771,125           97
     27,500      Reliant Energy, Inc.                                               812,969          102
     33,306      SCANA Corporation                                                  803,507          101
     24,018      ScottishPower PLC (ADR)                                            803,102          101
     68,124      Sierra Pacific Resources                                           855,808          108
     70,000      UtiliCorp United, Inc.                                           1,391,250          175
      4,800      Washington Gas Light Company                                       115,500           15
     52,900      Western Resources, Inc.                                            819,950          103
     53,000      Williams Companies, Inc.                                         2,209,438          278
--------------------------------------------------------------------------------------------------------
                                                                                 38,441,309        4,843
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $62,057,669)                                  74,877,983        9,432
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS LIFE UTILITIES FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
   Shares or                                                                                    For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 CONVERTIBLE PREFERRED STOCKS--.5%
                 Communication Services
      7,400      MGC Communications, Inc., 7.25%, PIK
                  (cost $331,788)                                               $   384,800      $    48
--------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS--.2%
                 Utilities
     $  200M     NorthWestern Corporation, 7.10%, 2005
                   (cost $195,311)                                                  197,688           25
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--4.2%
      1,700M     Ford Motor Credit Co., 6.56%, 7/5/00                             1,698,759          214
      1,600M     Ford Motor Credit Co., 6.72%, 7/5/00                             1,598,804          201
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $3,297,563)                       3,297,563          415
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $65,882,331)                       99.2%        78,758,034        9,920
Other Assets, Less Liabilities                                        .8            632,286           80
--------------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%       $79,390,320      $10,000
========================================================================================================
* Non-income producing

See notes to financial statements




This page intentionally left blank.



Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 2000

--------------------------------------------------------------------------------
                                                                           CASH
                                                       BLUE CHIP     MANAGEMENT
--------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                  $184,532,000     $8,779,143
                                                   =============  =============
At value (Note 1A)                                  $286,380,008     $8,779,143
Cash                                                     233,818         31,518
Receivables:
Investment securities sold                             5,742,509             --
Interest and dividends                                    89,864         54,856
Trust shares sold                                        482,571             --
                                                   -------------  -------------
Total Assets                                         292,928,770      8,865,517
                                                   -------------  -------------
Liabilities
Payables:
Investment securities purchased                        1,461,179        200,000
Trust shares redeemed                                    148,541        370,128
Dividend payable                                              --         40,816
Accrued advisory fees                                    178,595          4,104
Accrued expenses                                             151          9,646
                                                   -------------  -------------
Total Liabilities                                      1,788,466        624,694
                                                   -------------  -------------
Net Assets                                          $291,140,304     $8,240,823
                                                   =============  =============
Net Assets Consist of:
Capital paid in                                     $179,826,388     $8,240,823
Undistributed net investment income
  (deficit)                                               35,285             --
Accumulated net realized gain (loss) on
  investments                                          9,430,623             --
Net unrealized appreciation (depreciation)
  of investments                                     101,848,008             --
                                                   -------------  -------------
Total                                               $291,140,304     $8,240,823
                                                   =============  =============
Shares of beneficial interest outstanding
  (Note 2)                                             9,400,944      8,240,823
                                                   =============  =============
Net asset value, offering and redemption price
  per share (Net assets divided by shares
  outstanding)                                            $30.97          $1.00
                                                   -------------  -------------

See notes to financial statements




Statement of Assets and Liabilities (continued)
FIRST INVESTORS LIFE SERIES FUND
June 30, 2000

-------------------------------------------------------------------------------------------------------------------------
                                                                     FOCUSED
                                                    DISCOVERY         EQUITY     GOVERNMENT         GROWTH     HIGH YIELD
-------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                               $125,861,423     $6,514,911    $10,867,030   $192,553,161    $67,821,016
                                                =============  =============  =============  =============  =============
At value (Note 1A)                               $161,890,253     $6,855,267    $10,677,194   $292,987,342    $60,075,852
Cash                                                  482,202         77,799        539,850        126,631        164,402
Receivables:
Investment securities sold                          3,059,549        753,383             --      1,315,754             --
Interest and dividends                                 17,229             60        103,830         93,099      1,399,842
Trust shares sold                                     344,375         92,490            834        428,278         65,576
                                                -------------  -------------  -------------  -------------  -------------
Total Assets                                      165,793,608      7,778,999     11,321,708    294,951,104     61,705,672
                                                -------------  -------------  -------------  -------------  -------------
Liabilities
Payables:
Investment securities purchased                       468,160        238,399        446,718      1,403,939        200,000
Trust shares redeemed                                  23,768             --         11,255         66,971        125,678
Dividend payable                                           --             --             --             --             --
Accrued advisory fees                                  99,769          4,327          5,297        176,164         37,644
Accrued expenses                                        7,307            790          3,837         10,202         12,994
                                                -------------  -------------  -------------  -------------  -------------
Total Liabilities                                     599,004        243,516        467,107      1,657,276        376,316
                                                -------------  -------------  -------------  -------------  -------------
Net Assets                                       $165,194,604     $7,535,483    $10,854,601   $293,293,828    $61,329,356
                                                =============  =============  =============  =============  =============
Net Assets Consist of:
Capital paid in                                  $120,918,350     $7,311,590    $11,519,012   $175,479,426    $66,613,529
Undistributed net investment income
  (deficit)                                          (228,835)        (2,769)       377,223        (19,415)     3,170,421
Accumulated net realized gain (loss) on
  investments                                       8,476,259       (113,694)      (851,798)    17,399,636       (709,430)
Net unrealized appreciation (depreciation)
  of investments                                   36,028,830        340,356       (189,836)   100,434,181     (7,745,164)
                                                -------------  -------------  -------------  -------------  -------------
Total                                            $165,194,604     $7,535,483    $10,854,601   $293,293,828    $61,329,356
                                                =============  =============  =============  =============  =============
Shares of beneficial interest outstanding
  (Note 2)                                          5,039,024        727,068      1,138,985      6,857,081      6,161,537
                                                =============  =============  =============  =============  =============
Net asset value, offering and redemption price
  per share (Net assets divided by shares
  outstanding)                                         $32.78         $10.36          $9.53         $42.77          $9.95
                                                -------------  -------------  -------------  -------------  -------------

See notes to financial statements




Statement of Assets and Liabilities (continued)
FIRST INVESTORS LIFE SERIES FUND
June 30, 2000

--------------------------------------------------------------------------------
                                                   INTERNATIONAL     INVESTMENT
                                                      SECURITIES          GRADE
--------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                  $ 98,777,100    $20,358,164
                                                   =============  =============
At value (Note 1A)                                  $128,256,998    $19,768,963
Cash                                                     203,967        142,448
Receivables:
Investment securities sold                             3,877,278        250,587
Interest and dividends                                   440,472        366,415
Trust shares sold                                        206,209         29,516
Variation margin (Note 6)                                 29,670             --
                                                   -------------  -------------
Total Assets                                         133,014,594     20,557,929
                                                   -------------  -------------
Liabilities
Payables:
Investment securities purchased                        1,825,154        298,971
Trust shares redeemed                                    116,970          9,378
Forward currency contracts (Note 6)                       20,925             --
Accrued advisory fees                                     80,026          9,895
Accrued expenses                                          41,271          2,945
                                                   -------------  -------------
Total Liabilities                                      2,084,346        321,189
                                                   -------------  -------------
Net Assets                                          $130,930,248    $20,236,740
                                                   =============  =============
Net Assets Consist of:
Capital paid in                                     $ 94,162,497    $20,670,399
Undistributed net investment income                      480,753        691,789
Accumulated net realized gain (loss)
  on investments, futures contracts and
  foreign currency transactions                        6,795,656       (536,247)
Net unrealized appreciation (depreciation)
  of investments, futures contracts and
  foreign currency transactions                       29,491,342       (589,201)
                                                   -------------  -------------
Total                                               $130,930,248    $20,236,740
                                                   =============  =============
Shares of beneficial interest outstanding
  (Note 2)                                             5,957,863      1,915,538
                                                   =============  =============
Net asset value, offering and redemption price
  per share (Net assets divided by shares
  outstanding)                                            $21.98         $10.56
                                                   -------------  -------------

See notes to financial statements




Statement of Assets and Liabilities (continued)
FIRST INVESTORS LIFE SERIES FUND
June 30, 2000

----------------------------------------------------------------------------------------------------------
                                                       TARGET         TARGET         TARGET      UTILITIES
                                                MATURITY 2007  MATURITY 2010  MATURITY 2015         INCOME
----------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                $25,684,154     $9,157,916     $1,461,354    $65,882,331
                                                =============  =============  =============  =============
At value (Note 1A)                                $25,825,697     $9,169,437     $1,521,290    $78,758,034
Cash                                                  110,348         31,525         93,522        654,063
Receivables:
Investment securities sold                                 --             --             --             --
Interest and dividends                                     --             --             --        117,703
Trust shares sold                                       8,482          1,700         16,415        163,590
Variation margin (Note 6)                                  --             --             --             --
                                                -------------  -------------  -------------  -------------
Total Assets                                       25,944,527      9,202,662      1,631,227     79,693,390
                                                -------------  -------------  -------------  -------------
Liabilities
Payables:
Investment securities purchased                            --             --             --        246,298
Trust shares redeemed                                  14,534         27,190             --             --
Forward currency contracts (Note 6)                        --             --             --             --
Accrued advisory fees                                  12,553          4,511            752         50,385
Accrued expenses                                       11,179          3,271          1,030          6,387
                                                -------------  -------------  -------------  -------------
Total Liabilities                                      38,266         34,972          1,782        303,070
                                                -------------  -------------  -------------  -------------
Net Assets                                        $25,906,261     $9,167,690     $1,629,445    $79,390,320
                                                =============  =============  =============  =============
Net Assets Consist of:
Capital paid in                                   $25,232,930     $8,996,331     $1,539,997    $61,729,898
Undistributed net investment income                   737,796        261,658         33,431        760,588
Accumulated net realized gain (loss) on
  investments, futures contracts and
  foreign currency transactions                      (206,008)      (101,820)        (3,919)     4,024,131
Net unrealized appreciation (depreciation) of
  investments, futures contracts and
  foreign currency transactions                       141,543         11,521         59,936     12,875,703
                                                -------------  -------------  -------------  -------------
Total                                             $25,906,261     $9,167,690     $1,629,445    $79,390,320
                                                =============  =============  =============  =============
Shares of beneficial interest outstanding
  (Note 2)                                          2,176,354        761,420        154,571      4,615,316
                                                =============  =============  =============  =============
Net asset value, offering and redemption price
  per share (Net assets divided by shares
  outstanding)                                         $11.90         $12.04         $10.54         $17.20
                                                -------------  -------------  -------------  -------------

See notes to financial statements




Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2000

--------------------------------------------------------------------------------
                                                                           CASH
                                                       BLUE CHIP     MANAGEMENT
--------------------------------------------------------------------------------
Investment Income

Income:
Interest                                              $  314,900       $266,658
Dividends                                                815,594             --
                                                   -------------  -------------
Total Income                                           1,130,494        266,658
                                                   -------------  -------------
Expenses (Notes 1 and 4):
Advisory fees                                          1,053,152         32,200
Professional fees                                         17,608          1,402
Custodian fees and expenses                               16,345          3,527
Reports and notices to shareholders                        2,362            389
Other expenses                                            12,529          1,456
                                                   -------------  -------------
Total expenses                                         1,101,996         38,974
Less: Expenses waived or assumed                              --         (8,002)
      Custodian fees paid indirectly                      (8,550)          (895)
                                                   -------------  -------------
Net expenses                                           1,093,446         30,077
                                                   -------------  -------------
Net investment income (loss)                              37,048        236,581
                                                   -------------  -------------
Realized and Unrealized Gain (Loss) on
Investments (Note 3):
Net realized gain (loss) on investments                9,450,924             --
Net unrealized appreciation (depreciation)
  of investments                                      (1,983,414)            --
                                                   -------------  -------------
Net gain (loss) on investments                         7,467,510             --
                                                   -------------  -------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                     $7,504,558       $236,581
                                                   =============  =============

(a) See Note 1H

See notes to financial statements




Statement of Operations (continued)
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2000

---------------------------------------------------------------------------------------------------------------------------
                                                                       FOCUSED
                                                      DISCOVERY         EQUITY     GOVERNMENT         GROWTH     HIGH YIELD
---------------------------------------------------------------------------------------------------------------------------
Investment Income

Income:
Interest                                            $   273,619       $ 12,921       $415,097    $   293,600     $3,405,677
Dividends                                               139,729          4,570             --        777,566         25,925(a)
                                                  -------------  -------------  -------------  -------------  -------------
Total Income                                            413,348         17,491        415,097      1,071,166      3,431,602
                                                  -------------  -------------  -------------  -------------  -------------
Expenses (Notes 1 and 4):
Advisory fees                                           601,500         19,132         39,843      1,014,785        238,826
Professional fees                                        12,949          1,001          1,883         20,843          3,947
Custodian fees and expenses                              13,704            296          2,570         28,579          6,376
Reports and notices to shareholders                       7,525             44            199          9,667          2,490
Other expenses                                           12,250             83          3,203         21,991         10,154
                                                  -------------  -------------  -------------  -------------  -------------
Total expenses                                          647,928         20,556         47,698      1,095,865        261,793
Less: Expenses waived or assumed                             --             --         (7,969)            --             --
      Custodian fees paid indirectly                     (5,745)          (296)        (2,362)        (3,353)        (3,044)
                                                  -------------  -------------  -------------  -------------  -------------
Net expenses                                            642,183         20,260         37,367      1,092,512        258,749
                                                  -------------  -------------  -------------  -------------  -------------
Net investment income (loss)                           (228,835)        (2,769)       377,730        (21,346)     3,172,853
                                                  -------------  -------------  -------------  -------------  -------------
Realized and Unrealized Gain (Loss) on
Investments (Note 3):
Net realized gain (loss) on investments               8,802,569        (84,271)      (206,628)    17,868,880       (143,061)
Net unrealized appreciation (depreciation)
  of investments                                      2,189,793        248,938        152,389      2,393,389     (3,856,495)
                                                  -------------  -------------  -------------  -------------  -------------
Net gain (loss) on investments                       10,992,362        164,667        (54,239)    20,262,269     (3,999,556)
                                                  -------------  -------------  -------------  -------------  -------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                   $10,763,527       $161,898       $323,491    $20,240,923     $ (826,703)
                                                  =============  =============  =============  =============  =============

(a) See Note 1H

See notes to financial statements




Statement of Operations (continued)
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2000

--------------------------------------------------------------------------------
                                                   INTERNATIONAL     INVESTMENT
                                                      SECURITIES          GRADE
--------------------------------------------------------------------------------
Investment Income

Income:
Interest                                              $  205,569       $758,732
Dividends                                                826,316(b)          --
                                                   -------------  -------------
Total Income                                           1,031,885        758,732
                                                   -------------  -------------
Expenses (Notes 1 and 4):
Advisory fees                                            477,922         75,365
Professional fees                                          8,823          3,156
Custodian fees and expenses                              109,588          2,955
Reports and notices to shareholders                        3,538          1,069
Other expenses                                            14,063          2,686
                                                   -------------  -------------
Total expenses                                           613,934         85,231
Less: Expenses waived or assumed                              --        (15,073)
      Custodian fees paid indirectly                          --         (2,917)
                                                   -------------  -------------
Net expenses                                             613,934         67,241
                                                   -------------  -------------
Net investment income                                    417,951        691,491
                                                   -------------  -------------
Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and
Foreign Currency Transactions (Notes 3 and 6):
Net realized gain (loss) on investments, futures
  contracts and foreign currency transactions          7,091,205       (465,221)
Net unrealized appreciation (depreciation) of
  investments, futures contracts and foreign
  currency transactions                               (9,643,182)       350,106
                                                   -------------  -------------
Net gain (loss) on investments, futures
  contracts and foreign currency transactions         (2,551,977)      (115,115)
                                                   -------------  -------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                    $(2,134,026)      $576,376
                                                   =============  =============

(a) See Note 1H
(b) Net of $99,299 foreign taxes withheld.

See notes to financial statements




Statement of Operations (continued)
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2000

-------------------------------------------------------------------------------------------------------------
                                                         TARGET         TARGET         TARGET      UTILITIES
                                                  MATURITY 2007  MATURITY 2010  MATURITY 2015         INCOME
-------------------------------------------------------------------------------------------------------------
Investment Income

Income:
Interest                                               $827,219       $294,089       $ 38,444     $   87,664
Dividends                                                    --             --             --        946,411(a)
                                                  -------------  -------------  -------------  -------------
Total Income                                            827,219        294,089         38,444      1,034,075
                                                  -------------  -------------  -------------  -------------
Expenses (Notes 1 and 4):
Advisory fees                                            93,667         33,211          4,623        291,425
Professional fees                                         3,662          2,579            224          6,513
Custodian fees and expenses                               2,409            878            101          7,989
Reports and notices to shareholders                         728            615             29          2,783
Other expenses                                            8,172          2,288          1,047          7,836
                                                  -------------  -------------  -------------  -------------
Total expenses                                          108,638         39,571          6,024        316,546
Less: Expenses waived or assumed                        (18,734)        (6,642)          (925)       (37,732)
      Custodian fees paid indirectly                       (611)          (827)          (101)        (7,147)
                                                  -------------  -------------  -------------  -------------
Net expenses                                             89,293         32,102          4,998        271,667
                                                  -------------  -------------  -------------  -------------
Net investment income                                   737,926        261,987         33,446        762,408
                                                  -------------  -------------  -------------  -------------
Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and
Foreign Currency Transactions (Notes 3 and 6):
Net realized gain (loss) on investments, futures
  contracts and foreign currency transactions           (58,432)       (13,086)        (3,919)     4,064,341
Net unrealized appreciation (depreciation) of
  investments, futures contracts and foreign
  currency transactions                                 705,187        411,424         92,323     (2,004,089)
                                                  -------------  -------------  -------------  -------------
Net gain (loss) on investments, futures
  contracts and foreign currency transactions           646,755        398,338         88,404      2,060,252
                                                  -------------  -------------  -------------  -------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                    $1,384,681       $660,325       $121,850     $2,822,660
                                                  =============  =============  =============  =============

(a) See Note 1H
(b) Net of $99,299 foreign taxes withheld.

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------  ----------------------------------------------------------
                                                            BLUE CHIP                   CASH MANAGEMENT
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to      1/1/99 to      1/1/00 to      1/1/99 to
                                                         6/30/00       12/31/99        6/30/00       12/31/99
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                         $    37,048   $  1,052,332     $  236,581    $   373,085
Net realized gain (loss) on investments                9,450,924     16,725,036             --             --
Net unrealized appreciation (depreciation)
  of investments                                      (1,983,414)    36,956,916             --             --
                                                   -------------  -------------  -------------  -------------
Net increase in net assets resulting
  from operations                                      7,504,558     54,734,284        236,581        373,085
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income                                 (1,046,930)    (1,406,535)      (236,581)      (373,085)
Net realized gains                                   (16,716,269)    (3,358,300)            --             --
                                                   -------------  -------------  -------------  -------------
Total distributions                                  (17,763,199)    (4,764,835)      (236,581)      (373,085)
                                                   -------------  -------------  -------------  -------------
Trust Share Transactions*
Proceeds from shares sold                             13,178,081     23,483,446      1,449,494      6,920,626
Reinvestment of distributions                         17,763,199      4,764,835        195,765        373,085
Cost of shares redeemed                               (4,641,981)    (8,370,104)    (3,422,235)    (4,192,303)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from trust share
  transactions                                        26,299,299     19,878,177     (1,776,976)     3,101,408
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                 16,040,658     69,847,626     (1,776,976)     3,101,408

Net Assets
Beginning of period                                  275,099,646    205,252,020     10,017,799      6,916,391
                                                   -------------  -------------  -------------  -------------
End of period+                                      $291,140,304   $275,099,646     $8,240,823    $10,017,799
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income (deficit) of                               $     35,285   $  1,045,167     $       --    $        --
                                                   =============  =============  =============  =============
* Trust Shares Issued and Redeemed
Sold                                                     422,811        851,225      1,449,494      6,920,626
Issued for distributions reinvested                      566,067        186,272        195,765        373,085
Redeemed                                                (147,658)      (297,283)    (3,422,235)    (4,192,303)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in trust shares
  outstanding                                            841,220        740,214     (1,776,976)     3,101,408
                                                   =============  =============  =============  =============

** Commencement of operations.

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND
-------------------------------------------------  ----------------------------------------------------------
                                                              DISCOVERY                 FOCUSED EQUITY
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to      1/1/99 to      1/1/00 to      1/1/99 to
                                                         6/30/00       12/31/99        6/30/00       12/31/99
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                        $   (228,835)  $   (263,888)    $   (2,769)    $   (1,855)
Net realized gain (loss) on investments                8,802,569     17,778,995        (84,271)       (29,423)

Net unrealized appreciation (depreciation)
  of investments                                       2,189,793     14,572,652        248,938         91,418
                                                   -------------  -------------  -------------  -------------
Net increase in net assets resulting
  from operations                                     10,763,527     32,087,759        161,898         60,140
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income                                         --       (377,623)            --             --
Net realized gains                                   (17,614,673)      (437,699)            --             --
                                                   -------------  -------------  -------------  -------------
Total distributions                                  (17,614,673)      (815,322)            --             --
                                                   -------------  -------------  -------------  -------------
Trust Share Transactions*
Proceeds from shares sold                              9,021,324      9,277,546      5,538,601      1,936,584
Reinvestment of distributions                         17,614,673        815,322             --             --
Cost of shares redeemed                               (2,320,199)    (7,463,280)      (161,647)           (93)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from trust share
  transactions                                        24,315,798      2,629,588      5,376,954      1,936,491
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                 17,464,652     33,902,025      5,538,852      1,996,631

Net Assets
Beginning of period                                  147,729,952    113,827,927      1,996,631             --
                                                   -------------  -------------  -------------  -------------
End of period+                                      $165,194,604   $147,729,952     $7,535,483     $1,996,631
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income (deficit) of                               $   (228,835)  $         --     $   (2,769)    $       --
                                                   =============  =============  =============  =============
* Trust Shares Issued and Redeemed
Sold                                                     269,653        337,310        548,301        194,745
Issued for distributions reinvested                      487,266         32,810             --             --
Redeemed                                                 (68,182)      (276,716)       (15,969)            (9)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in trust shares
  outstanding                                            688,737         93,404        532,332        194,736
                                                   =============  =============  =============  =============

** Commencement of operations.

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------  ----------------------------------------------------------
                                                             GOVERNMENT                      GROWTH
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to      1/1/99 to      1/1/00 to      1/1/99 to
                                                         6/30/00       12/31/99        6/30/00       12/31/99
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                         $   377,730    $   672,899   $    (21,346)  $    314,527
Net realized gain (loss) on investments, futures
  contracts and foreign currency transactions           (206,628)      (104,877)    17,868,880     19,501,310
Net unrealized appreciation (depreciation) of
  investments, futures contracts and
  currency transactions                                  152,389       (447,008)     2,393,389     33,554,328
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
  from operations                                        323,491        121,014     20,240,923     53,370,165
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income                                   (721,400)      (630,932)      (302,458)      (525,165)
Net realized gains                                            --             --    (19,974,547)    (8,683,787)
                                                   -------------  -------------  -------------  -------------
Total distributions                                     (721,400)      (630,932)   (20,277,005)    (9,208,952)
                                                   -------------  -------------  -------------  -------------
Trust Share Transactions*
Proceeds from shares sold                                579,429      1,353,106     14,769,083     27,557,752
Reinvestment of distributions                            721,400        630,932     20,277,005      9,208,952
Cost of shares redeemed                                 (928,093)    (1,585,411)    (4,050,161)    (5,497,675)
                                                   -------------  -------------  -------------  -------------
Net increase from trust share transactions               372,736        398,627     30,995,927     31,269,029
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                    (25,173)      (111,291)    30,959,845     75,430,242

Net Assets
Beginning of period                                   10,879,774     10,991,065    262,333,983    186,903,741
                                                   -------------  -------------  -------------  -------------
End of period+                                       $10,854,601    $10,879,774   $293,293,828   $262,333,983
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income (deficit) of                                $   377,223    $   720,893   $    (19,415)  $    304,389
                                                   =============  =============  =============  =============
* Trust Shares Issued and Redeemed
Sold                                                      61,203        135,499        355,053        743,411
Issued for distributions reinvested                       77,653         64,184        507,433        269,899
Redeemed                                                 (96,604)      (158,848)       (97,340)      (145,387)
                                                   -------------  -------------  -------------  -------------
Net increase in trust shares outstanding                  42,252         40,835        765,146        867,923
                                                   -------------  -------------  -------------  -------------

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------  ----------------------------------------------------------
                                                             HIGH YIELD            INTERNATIONAL SECURITIES
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to      1/1/99 to      1/1/00 to      1/1/99 to
                                                         6/30/00       12/31/99        6/30/00       12/31/99
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                         $ 3,172,853    $ 6,526,478   $    417,951   $    788,158
Net realized gain (loss) on investments, futures
  contracts and foreign currency transactions           (143,061)      (566,369)     7,091,205     11,046,404
Net unrealized appreciation (depreciation) of
  investments, futures contracts and
  currency transactions                               (3,856,495)    (2,750,171)    (9,643,182)    17,977,373
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
  from operations                                       (826,703)     3,209,938     (2,134,026)    29,811,935
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income                                 (6,526,280)    (5,672,750)      (659,072)      (586,561)
Net realized gains                                            --        (87,371)   (11,402,990)      (151,528)
                                                   -------------  -------------  -------------  -------------
Total distributions                                   (6,526,280)    (5,760,121)   (12,062,062)      (738,089)
                                                   -------------  -------------  -------------  -------------
Trust Share Transactions*
Proceeds from shares sold                              1,173,859      4,901,483      8,310,846      9,519,344
Reinvestment of distributions                          6,526,280      5,760,121     12,062,062        738,089
Cost of shares redeemed                               (6,541,593)    (5,933,449)    (2,112,765)    (4,644,977)
                                                   -------------  -------------  -------------  -------------
Net increase from trust share transactions             1,158,546      4,728,155     18,260,143      5,612,456
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                 (6,194,437)     2,177,972      4,064,055     34,686,302

Net Assets
Beginning of period                                   67,523,793     65,345,821    126,866,193     92,179,891
                                                   -------------  -------------  -------------  -------------
End of period+                                       $61,329,356    $67,523,793   $130,930,248   $126,866,193
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income (deficit) of                                $ 3,170,421    $ 6,523,848   $    480,753   $    721,874
                                                   =============  =============  =============  =============
* Trust Shares Issued and Redeemed
Sold                                                     114,217        444,510        365,847        458,672
Issued for distributions reinvested                      646,167        539,843        532,071         39,576
Redeemed                                                (634,260)      (533,816)       (92,687)      (227,256)
                                                   -------------  -------------  -------------  -------------
Net increase in trust shares outstanding                 126,124        450,537        805,231        270,992
                                                   -------------  -------------  -------------  -------------

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------  ----------------------------------------------------------
                                                         INVESTMENT GRADE           TARGET MATURITY 2007
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to      1/1/99 to      1/1/00 to      1/1/99 to
                                                         6/30/00       12/31/99        6/30/00       12/31/99
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   691,491    $ 1,318,407    $   737,926    $ 1,412,071
Net realized loss on investments                        (465,221)       (71,026)       (58,432)       (37,844)
Net unrealized appreciation (depreciation)
  of investments                                         350,106     (1,782,681)       705,187     (3,928,595)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
  from operations                                        576,376       (535,300)     1,384,681     (2,554,368)
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income                                 (1,316,246)    (1,148,146)    (1,412,041)    (1,196,679)
Net realized gains                                            --       (122,095)            --             --
                                                   -------------  -------------  -------------  -------------
Total distributions                                   (1,316,246)    (1,270,241)    (1,412,041)    (1,196,679)
                                                   -------------  -------------  -------------  -------------
Trust Share Transactions*
Proceeds from shares sold                                719,478      2,451,424        935,009      3,410,248
Reinvestment of distributions                          1,316,246      1,270,241      1,412,041      1,196,679
Cost of shares redeemed                               (1,954,525)    (2,529,317)    (1,634,319)    (2,107,583)
                                                   -------------  -------------  -------------  -------------
Net increase from trust share transactions                81,199      1,192,348        712,731      2,499,344
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                   (658,671)      (613,193)       685,371     (1,251,703)

Net Assets
Beginning of period                                   20,895,411     21,508,604     25,220,890     26,472,593
                                                   -------------  -------------  -------------  -------------
End of period+                                       $20,236,740    $20,895,411    $25,906,261    $25,220,890
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income of                                          $   691,789    $ 1,316,544    $   737,796    $ 1,411,911
                                                   =============  =============  =============  =============
* Trust Shares Issued and Redeemed
Sold                                                      68,277        218,876         79,892        272,882
Issued for distributions reinvested                      127,791        114,954        124,080         96,273
Redeemed                                                (185,009)      (226,736)      (140,023)      (170,841)
                                                   -------------  -------------  -------------  -------------
Net increase in trust shares outstanding                  11,059        107,094         63,949        198,314
                                                   =============  =============  =============  =============

** Commencement of operations.

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------  ----------------------------------------------------------
                                                       TARGET MATURITY 2010          TARGET MATURITY 2015
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to      1/1/99 to      1/1/00 to      1/1/99 to
                                                         6/30/00       12/31/99        6/30/00       12/31/99
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                 $  261,987     $  494,689     $   33,446       $  3,730
Net realized loss on investments                         (13,086)       (88,734)        (3,919)            --
Net unrealized appreciation (depreciation)
  of investments                                         411,424     (1,517,508)        92,323        (32,387)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
  from operations                                        660,325     (1,111,553)       121,850        (28,657)
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income                                   (494,395)      (351,025)        (3,745)            --
Net realized gains                                            --             --             --             --
                                                   -------------  -------------  -------------  -------------
Total distributions                                     (494,395)      (351,025)        (3,745)            --
                                                   -------------  -------------  -------------  -------------
Trust Share Transactions*
Proceeds from shares sold                              1,012,651      2,281,849        641,062        899,858
Reinvestment of distributions                            494,395        351,025          3,745             --
Cost of shares redeemed                               (1,105,916)    (1,600,065)        (4,633)          (35)
                                                   -------------  -------------  -------------  -------------
Net increase from trust share transactions               401,130      1,032,809        640,174        899,823
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                    567,060       (429,769)       758,279        871,166

Net Assets
Beginning of period                                    8,600,630      9,030,399        871,166             --
                                                   -------------  -------------  -------------  -------------
End of period+                                        $9,167,690     $8,600,630     $1,629,445       $871,166
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income of                                           $  261,658     $  494,066     $   33,431       $  3,730
                                                   =============  =============  =============  =============
* Trust Shares Issued and Redeemed
Sold                                                      86,073        181,022         63,051         91,603
Issued for distributions reinvested                       42,954         27,925            368             --
Redeemed                                                 (93,392)      (129,451)          (448)           (3)
                                                   -------------  -------------  -------------  -------------
Net increase in trust shares outstanding                  35,635         79,496         62,971         91,600
                                                   =============  =============  =============  =============

** Commencement of operations.

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

---------------------------------------------------  --------------------------
                                                          UTILITIES INCOME
                                                     --------------------------
                                                       1/1/00 to      1/1/99 to
                                                         6/30/00       12/31/99
---------------------------------------------------  --------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   762,408    $ 1,261,286
Net realized gain on investments                       4,064,341      3,549,763
Net unrealized appreciation (depreciation)
  of investments                                      (2,004,089)     5,102,784
                                                     -----------    -----------
Net increase in net assets resulting
  from operations                                      2,822,660      9,913,833
                                                     -----------    -----------
Distributions to Shareholders
Net investment income                                 (1,243,663)    (1,089,081)
Net realized gains                                    (3,526,438)    (1,669,489)
                                                     -----------    -----------
Total distributions                                   (4,770,101)    (2,758,570)
                                                     -----------    -----------
Trust Share Transactions*
Proceeds from shares sold                              7,426,839     12,526,086
Reinvestment of distributions                          4,770,101      2,758,570
Cost of shares redeemed                               (1,349,305)    (2,381,542)
                                                     -----------    -----------
Net increase from trust share transactions            10,847,635     12,903,114
                                                     -----------    -----------
Net increase in net assets                             8,900,194     20,058,377

Net Assets
Beginning of period                                   70,490,126     50,431,749
                                                     -----------    -----------
End of period+                                        79,390,320     70,490,126
                                                     ===========    ===========
+ Includes undistributed net investment income of    $   760,588    $ 1,241,843
                                                     ===========    ===========
* Trust Shares Issued and Redeemed
Sold                                                     436,694        785,742
Issued for distributions reinvested                      236,832        192,503
Redeemed                                                 (73,985)      (147,855)
                                                     -----------    -----------
Net increase in trust shares outstanding                 599,541        830,390
                                                     ===========    ===========

See notes to financial statements




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Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUND

1. Significant Accounting Policies--First Investors Life Series Fund (the "Life Series Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as an open-end management investment company. The Life Series Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Focused Equity, Government, Growth, High Yield, International
Securities, Investment Grade, Target Maturity 2007, Target Maturity
2010, Target Maturity 2015, and Utilities Income Funds (each a "Fund") and accounts separately for its assets, liabilities and operations. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital without regard to dividend or interest income.

Focused Equity Fund seeks capital appreciation.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth Fund seeks long-term capital appreciation.

High Yield Fund primarily seeks high current income and secondarily seeks capital appreciation.

International Securities Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Fund seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Utilities Income Fund primarily seeks high current income and secondarily long-term capital appreciation.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices prior to the time when assets are valued based upon quotes furnished by market makers for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Life Series Fund's officers in the manner specifically authorized by the Board of Trustees of the Life Series Fund. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

B. Federal Income Tax--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes.



Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUND


At December 31, 1999, capital loss carryovers were as follows:

                                                     Year Capital Loss Carryovers Expire
                                              ----------------------------------------------------
Fund                                 Total          2002          2003          2004          2007
----------------------          ----------    ----------    ----------    ----------    ----------
Focused Equity                    $ 29,423      $     --      $     --       $    --      $ 29,423
Government                         633,029       264,105       228,020            --       140,904
High Yield                         566,369            --            --            --       566,369
Investment Grade                    71,026            --            --            --        71,026
Target Maturity 2007               112,118            --            --        82,126        29,992
Target Maturity 2010                88,734            --            --            --        88,734


C. Foreign Currency Translations--The accounting records of International Securities Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Securities Fund does not isolate that portion of gains and losses on investment which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized capital gains are declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Life Series Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.



F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of the High Yield Fund and Utilities Income Fund are recognized as dividend income and recorded at the market value of the shares received. For the six months ended June 30, 2000, the High Yield Fund and Utilities Income Fund recognized $25,925 and $6,909, respectively, from these taxable "pay-in-kind" distributions. Interest income and estimated expenses are accrued daily. For the six months ended June 30, 2000, the Bank of New York, custodian for all the Funds, except the International Securities Fund, has provided credits in the amount of $35,848 against custodian charges based on the uninvested cash balances of the Funds.

2. Trust Shares--The Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.



Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUND

3. Security Transactions--For the six months ended June 30, 2000, purchases and sales of securities and long-term U.S. Government obligations, excluding foreign currencies and short-term securities, were as follows:

                                                                                Long-Term U.S.
                                            Securities                     Government Obligations
                                  ------------------------------      ------------------------------
                                       Cost of          Proceeds           Cost of          Proceeds
Fund                                 Purchases        from Sales         Purchases        from Sales
----                              ------------      ------------      ------------      ------------
Blue Chip                         $155,199,353      $147,692,485        $       --        $       --
Discovery                           71,648,551        74,226,378                --                --
Focused Equity                       9,919,895         5,745,047                --                --
Government                                  --                --         7,567,910         7,885,373
Growth                             103,121,177        95,918,488                --                --
High Yield                           9,948,025        14,474,458                --                --
International Securities            81,904,103        74,690,213                --                --
Investment Grade                     5,924,130         6,282,050         1,795,977         2,373,340
Target Maturity 2007                        --                --         1,473,158         2,238,631
Target Maturity 2010                        --                --           470,820           554,618
Target Maturity 2015                        --                --           949,969           174,509
Utilities Income                    24,264,387        17,988,061                --                --



At June 30, 2000, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:
                                                                                                 Net
                                                           Gross             Gross        Unrealized
                                     Aggregate        Unrealized        Unrealized      Appreciation
Fund                                      Cost      Appreciation      Depreciation    (Depreciation)
----                              ------------      ------------      ------------      ------------
Blue Chip                         $184,553,353      $105,584,517        $3,757,862      $101,826,655
Cash Management                      8,779,143                --                --                --
Discovery                          126,186,699        44,972,842         9,269,288        35,703,554
Focused Equity                       6,515,144           435,079            94,956           340,123
Government                          10,879,171            26,259           228,236         (201,977)
Growth                             193,022,044       107,811,674         7,846,376        99,965,298
High Yield                          67,821,016         1,003,159         8,748,323       (7,745,164)
International Securities            98,809,980        33,938,330         4,491,312        29,447,018
Investment Grade                    20,358,164            85,164           674,365         (589,201)
Target Maturity 2007                25,719,612           427,514           321,429           106,085
Target Maturity 2010                 9,157,916           188,584           177,063            11,521
Target Maturity 2015                 1,461,354            65,548             5,612            59,936
Utilities Income                    65,924,022        17,119,687         4,285,675        12,834,012




4. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Life Series Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Trustees of the Life Series Fund who are not "interested persons" of the Life Series Fund as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2000, total trustees fees accrued by the Funds amounted to $29,100.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 2000, total advisory fees accrued to FIMCO were $3,975,651, of which $93,515 was waived by the investment adviser. In addition, $1,562 of expenses were assumed by FIMCO.

Arnhold and S. Bleichroeder, Inc. serves as investment subadviser to the Focused Equity Fund. Wellington Management Company, LLP serves as investment subadviser to the Growth Fund and the International
Securities Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 2000, the High Yield Fund held seven 144A securities with an aggregate value of $1,835,714 representing 3.0% of the Fund's net assets, International Securities Fund held one 144A security with a value of $185,038 representing .1% of the Fund's net assets and the Investment Grade Fund held three 144A securities with an aggregate value of $799,324 representing 3.9% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts and Future Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Securities Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The International Securities Fund could be exposed to risk if counter-parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The International Securities Fund had the following forward currency contracts outstanding at June 30, 2000:



Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUND

Contracts to Buy                                                     Unrealized
Foreign Currency               In Exchange for   Settlement Date     Gain (Loss)
-----------------------------  ---------------  ----------------     ----------
  1,206,702 Swiss Francs          US$  738,044            7/4/00      US$ 4,040
    110,520 British Pounds             167,155            7/5/00            160
    430,580 British Pounds             654,223            7/6/00         (2,369)
                               ---------------                       ----------
                                    $1,559,422                          $ 1,831
                               ===============                       ----------

Contracts to Sell
Foreign Currency               In Exchange for   Settlement Date
-----------------------------  ---------------  ----------------
    425,242 Euro                  US$  399,983            7/3/00         (7,654)
  1,585,455 Hong Kong Dollars          203,381            7/3/00             (5)
  8,491,525 Japanese Yen                80,444            7/3/00            188
    419,310 Euro                       399,527            7/4/00         (2,424)
 55,359,412 Japanese Yen               527,589            7/4/00          4,368
  7,183,781 Swedish Krona              810,646            7/4/00         (8,392)
 42,790,045 Japanese Yen               403,385            7/5/00         (1,039)
    119,660 Swiss Francs                73,411            7/5/00           (176)
     61,766 British Pounds              93,690            7/7/00            183
    378,873 Euro                       355,383           7/31/00         (7,805)
                               ---------------                       ----------
                                    $3,395,427                          (22,756)
                               ===============                       ----------
Net Unrealized Loss on Forward Currency Contracts                      $(20,925)
                                                                     ==========


Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the International Securities Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the International Securities Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the International Securities Fund's basis in the contract. The International Securities Fund may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risks of entering into futures contracts include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.



At June 30, 2000, the market value of $258,667 of the U.S. Treasury Bills was pledged to cover margin requirements for futures contracts. Open futures contracts at June 30, 2000 were:

                                                      Unrealized
                                                    Appreciation
Contracts/Delivery Month/Commitment               (Depreciation)
------------------------------------              --------------
15 CAC 40 Index/September 2000/Buy                      $(21,696)
3 DAX 30 Index/September 2000/Buy                        (22,635)
3 IBEX PLUS/July 2000/Buy                                 (6,943)
2 MIB 30/September 2000/Buy                                3,513
10 S&P CAN 60/September 2000/Buy                          55,011
2 TSE Index/September 2000/Buy                             9,302
                                                  --------------
Total Net Unrealized
Appreciation on Futures Contracts                       $ 16,552
                                                  ==============

7. Concentration of Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.




Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
              -------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                                                                                                Net Asset
                   Value                  Net Realized                                                                      Value
              ----------            Net and Unrealized     Total from            Net            Net                  ------------
               Beginning     Investment Gain (Loss) on     Investment     Investment       Realized          Total         End of
               of Period         Income    Investments     Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
1995              $13.75          $ .26          $4.11          $4.37          $ .19          $ .95          $1.14         $16.98
1996               16.98            .22           3.31           3.53            .25            .49            .74          19.77
1997               19.77            .19           4.88           5.07            .22            .91           1.13          23.71
1998               23.71            .17           4.05           4.22            .19           1.49           1.68          26.25
1999               26.25            .12           6.38           6.50            .18            .43            .61          32.14
2000**             32.14             --            .88            .88            .12           1.93           2.05          30.97
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
1995               $1.00          $.054          $  --          $.054          $.054          $  --          $.054         $ 1.00
1996                1.00           .049             --           .049           .049             --           .049           1.00
1997                1.00           .050             --           .050           .050             --           .050           1.00
1998                1.00           .049             --           .049           .049             --           .049           1.00
1999                1.00           .046             --           .046           .046             --           .046           1.00
2000**              1.00           .027             --           .027           .027             --           .027           1.00
---------------------------------------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
1995              $19.86          $ .11          $4.62          $4.73          $ .06          $1.26          $1.32         $23.27
1996               23.27            .13           2.66           2.79            .11            .89           1.00          25.06
1997               25.06            .08           3.93           4.01            .14           1.16           1.30          27.77
1998               27.77            .09            .79            .88            .08           1.83           1.91          26.74
1999               26.74           (.06)          7.47           7.41            .09            .10            .19          33.96
2000**             33.96           (.05)          2.88           2.83             --           4.01           4.01          32.78
---------------------------------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
11/8/99* to
12/31/99          $10.00          $(.01)         $ .26          $ .25          $  --          $  --          $  --         $10.25
2000**             10.25             --            .11            .11             --             --             --          10.36
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
1995               $9.70          $ .66          $ .78          $1.44          $ .62          $  --          $ .62         $10.52
1996               10.52            .68           (.33)           .35            .68             --            .68          10.19
1997               10.19            .72            .11            .83            .69             --            .69          10.33
1998               10.33            .66***         .08            .74            .66             --            .66          10.41
1999               10.41            .61           (.51)           .10            .59             --            .59           9.92
2000**              9.92            .35           (.06)           .29            .68             --            .68           9.53
---------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
1995              $16.73          $ .18          $3.94          $4.12          $ .09          $ .29          $ .38         $20.47
1996               20.47            .18           4.68           4.86            .18            .59            .77          24.56
1997               24.56            .15           6.57           6.72            .18           1.86           2.04          29.24
1998               29.24            .10           7.69           7.79            .15           1.10           1.25          35.78
1999               35.78            .05           8.97           9.02            .10           1.64           1.74          43.06
2000**             43.06             --           3.00           3.00            .05           3.24           3.29          42.77
---------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                       R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                               Ratio to Average Net
                                                 Ratio to Average Net        Assets Before Expenses
                                                               Assets+            Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                   Total       Net Assets                  Investment                    Investment       Turnover
                  Return++  End of Period     Expenses         Income       Expenses         Income           Rate
                     (%)    (in millions)          (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
1995               34.00           $ 67            .86           1.91            N/A            N/A             26
1996               21.52            100            .84           1.39            N/A            N/A             45
1997               26.72            154            .81            .99            N/A            N/A             63
1998               18.66            205            .82            .79            N/A            N/A             91
1999               25.32            275            .81            .45            N/A            N/A             91
2000**              2.67            291            .78(a)         .02(a)         N/A            N/A             54
------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
1995                5.51           $  4            .60           5.36           1.10           4.86            N/A
1996                5.00              4            .60           4.89           1.11           4.38            N/A
1997                5.08              5            .70           4.97           1.06           4.61            N/A
1998                5.02              7            .70           4.89            .99           4.60            N/A
1999                4.67             10            .70           4.61            .91           4.40            N/A
2000**              2.78              8            .70(a)        5.48(a)         .90(a)        5.28(a)         N/A
------------------------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
1995               25.23           $ 51            .87            .63            N/A            N/A             78
1996               12.48             71            .85            .63            N/A            N/A             98
1997               16.84            100            .82            .34            N/A            N/A             85
1998                3.05            114            .83            .36            N/A            N/A            121
1999               27.97            148            .83           (.24)           N/A            N/A            109
2000**              7.24            165            .80(a)        (.29)(a)        N/A            N/A             48
------------------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
11/8/99* to
12/31/99            2.50           $  2           1.59(a)       (1.39)(a)        N/A            N/A             12
2000**              1.07              8            .80(a)        (.12)(a)        N/A            N/A            132
------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
1995               15.63           $ 10            .40           6.79            .93           6.26            198
1996                3.59              9            .60           6.75            .94           6.41            199
1997                8.61              9            .60           6.95            .92           6.63            134
1998                7.54             11            .70           6.59            .87           6.42            107
1999                1.05             11            .76           6.07            .91           5.92             69
2000**              3.08             11            .74(a)        7.03(a)         .89(a)        6.88(a)          73
------------------------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
1995               25.12           $ 51            .88           1.11            N/A            N/A             64
1996               24.45             79            .85            .92            N/A            N/A             49
1997               29.28            128            .82            .64            N/A            N/A             27
1998               27.35            187            .82            .34            N/A            N/A             26
1999               26.47            262            .81            .14            N/A            N/A             38
2000**              7.49            293            .80(a)        (.02)(a)        N/A            N/A             36
------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
              -------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                                                                                                Net Asset
                   Value                  Net Realized                                                                      Value
              ----------            Net and Unrealized     Total from            Net            Net                  ------------
               Beginning     Investment Gain (Loss) on     Investment     Investment       Realized          Total         End of
               of Period         Income    Investments     Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
1995              $10.58          $1.00          $ .95          $1.95          $ .96          $  --          $ .96         $11.57
1996               11.57           1.02            .35           1.37           1.01             --           1.01          11.93
1997               11.93            .98            .41           1.39           1.02             --           1.02          12.30
1998               12.30           1.00           (.62)           .38            .98             --            .98          11.70
1999               11.70           1.09           (.56)           .53           1.02            .02           1.04          11.19
2000**             11.19            .54           (.67)          (.13)          1.11             --           1.11           9.95
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
1995              $13.51          $ .19          $2.25          $2.44          $ .12          $ .25          $ .37         $15.58
1996               15.58            .18           2.12           2.30            .19            .50            .69          17.19
1997               17.19            .18           1.26           1.44            .20           1.52           1.72          16.91
1998               16.91            .12           2.87           2.99            .16            .86           1.02          18.88
1999               18.88            .15           5.74           5.89            .12            .03            .15          24.62
2000**             24.62            .07           (.40)          (.33)           .13           2.18           2.31          21.98
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
1995              $10.31          $ .67          $1.28          $1.95          $ .53          $  --          $ .53         $11.73
1996               11.73            .72           (.42)           .30            .67             --            .67          11.36
1997               11.36            .74            .31           1.05            .74             --            .74          11.67
1998               11.67            .68***         .33           1.01            .71             --            .71          11.97
1999               11.97            .69           (.98)          (.29)           .70            .01            .71          10.97
2000**             10.97            .38           (.08)           .30            .71             --            .71          10.56
---------------------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
4/26/95* to
12/31/95          $10.00          $ .26          $2.00          $2.26          $  --          $  --          $  --         $12.26
1996               12.26            .56           (.83)          (.27)           .23            .05            .28          11.71
1997               11.71            .59            .90           1.49            .57             --            .57          12.63
1998               12.63            .61           1.20           1.81            .61             --            .61          13.83
1999               13.83            .66          (1.93)         (1.27)           .62             --            .62          11.94
2000**             11.94            .35            .29            .64            .68             --            .68          11.90
---------------------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
4/30/96* to
12/31/96          $10.00          $ .26          $ .90          $1.16          $  --          $  --          $  --         $11.16
1997               11.16            .45           1.29           1.74            .20             --            .20          12.70
1998               12.70            .51           1.25           1.76            .48            .01            .49          13.97
1999               13.97            .65          (2.26)         (1.61)           .51             --            .51          11.85
2000**             11.85            .34            .53            .87            .68             --            .68          12.04
---------------------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
11/8/99* to
12/31/99          $10.00          $ .04          $(.53)         $(.49)         $  --          $  --          $  --         $ 9.51
2000**              9.51            .21            .85           1.06            .03             --            .03          10.54
---------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                       R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                               Ratio to Average Net
                                                 Ratio to Average Net        Assets Before Expenses
                                                               Assets+            Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                   Total       Net Assets                  Investment                    Investment       Turnover
                  Return++  End of Period     Expenses         Income       Expenses         Income           Rate
                     (%)    (in millions)          (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
1995               19.82           $ 42            .87           9.86            N/A            N/A             57
1996               12.56             49            .85           9.43            N/A            N/A             34
1997               12.47             60            .83           8.88            N/A            N/A             40
1998                3.15             65            .83           8.93            N/A            N/A             42
1999                4.95             68            .82           9.83            N/A            N/A             33
2000**             (1.30)            61            .82(a)        9.90(a)         N/A            N/A             17
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
1995               18.70           $ 41           1.02           1.42            N/A            N/A             45
1996               15.23             58           1.12           1.25            N/A            N/A             67
1997                9.09             74           1.13           1.15            N/A            N/A             71
1998               18.18             92           1.15            .75            N/A            N/A            109
1999               31.46            127            .98            .76            N/A            N/A            118
2000**             (1.64)           131            .96(a)         .65(a)         N/A            N/A             60
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
1995               19.69           $ 16            .51           6.80            .91           6.40             26
1996                2.84             16            .60           6.47            .88           6.19             19
1997                9.81             17            .60           6.54            .87           6.27             41
1998                9.15             22            .68           5.97            .84           5.81             60
1999               (2.53)            21            .68           6.12            .83           5.97             27
2000**              2.89             20            .69(a)        6.82(a)         .84(a)        6.67(a)          31
------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
4/26/95* to
12/31/95           22.60           $ 10            .04(a)        6.25(a)         .87(a)        5.42(a)          28
1996               (2.16)            15            .60           6.05            .82           5.83             13
1997               13.38             20            .60           5.91            .82           5.69              1
1998               14.97             26            .67           5.18            .83           5.02              1
1999               (9.39)            25            .69           5.47            .84           5.32              2
2000**              5.61             26            .72(a)        5.87(a)         .87(a)        5.72(a)           6
------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
4/30/96* to
12/31/96           11.60           $  2            .60(a)        6.05(a)         .98(a)        5.67(a)           0
1997               15.86              5            .60           5.88            .87           5.61             13
1998               14.36              9            .67           4.90            .82           4.75              0
1999              (11.73)             9            .71           5.48            .86           5.33              9
2000**              7.57              9            .74(a)        5.86(a)         .89(a)        5.71(a)           5
------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
11/8/99* to
12/31/99           (4.90)          $  1           1.38(a)        4.24(a)        1.64(a)        3.98(a)           0
2000**             11.19              2            .82(a)        5.38(a)         .97(a)        5.23(a)          15
------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
              -------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                                                                                                Net Asset
                   Value                  Net Realized                                                                      Value
              ----------            Net and Unrealized     Total from            Net            Net                  ------------
               Beginning     Investment Gain (Loss) on     Investment     Investment       Realized          Total         End of
               of Period         Income    Investments     Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
---------------------
1995              $ 9.19          $ .28          $2.46          $2.74          $ .19          $  --          $ .19         $11.74
1996               11.74            .32            .78           1.10            .27             --            .27          12.57
1997               12.57            .37           2.64           3.01            .36            .27            .63          14.95
1998               14.95            .32           1.46           1.78            .35            .55            .90          15.83
1999               15.83            .31           2.25           2.56            .33            .51            .84          17.55
2000**             17.55            .16            .65            .81            .30            .86           1.16          17.20
---------------------------------------------------------------------------------------------------------------------------------
(a) Annualized
  * Commencement of operations
 ** For the period January 1, 2000 to June 30, 2000
*** Based on average shares outstanding during the year
  + Some or all expenses have been waived or assumed by the investment adviser from commencement of operations through June 30, 2000 (Note 4)
 ++ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures

See notes to financial statements




------------------------------------------------------------------------------------------------------------------
                                       R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                               Ratio to Average Net
                                                 Ratio to Average Net        Assets Before Expenses
                                                               Assets+            Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                   Total       Net Assets                  Investment                    Investment       Turnover
                  Return++  End of Period     Expenses         Income       Expenses         Income           Rate
                     (%)    (in millions)          (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
---------------------
1995               30.26           $ 15            .41           4.23            .91           3.73             17
1996                9.57             24            .60           3.48            .86           3.22             45
1997               25.07             34            .67           3.12            .85           2.94             64
1998               12.58             50            .73           2.61            .85           2.49            105
1999               17.41             70            .65           2.12            .80           1.97             53
2000**              4.33             79            .71(a)        1.93(a)         .81(a)        1.83(a)          24
------------------------------------------------------------------------------------------------------------------




Independent Auditors' Report

To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the thirteen Funds comprising First Investors Life Series Fund as of June 30, 2000, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2000 and the year ended December 31, 1999 and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodians and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the thirteen Funds comprising First Investors Life Series Fund at June 30, 2000, and the results of their operations for the six months then ended, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                 Tait, Weller & Baker

Philadelphia, Pennsylvania
July 31, 2000



FIRST INVESTORS LIFE SERIES FUND

Trustees
--------------------------------

James J. Coy (Emeritus)

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
--------------------------------

Glenn O. Head
President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.



FIRST INVESTORS LIFE SERIES FUND

Shareholder Information
--------------------------------

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser (Focused Equity Fund only)
Arnhold and S. Bleichroeder, Inc.
1345 Avenue of the Americas
New York, NY 10105

Subadviser (Growth Fund and International
Securities Fund only)
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Custodian (International Securities Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.